Schedule of Investments (Unaudited) December 31, 2025

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
CHINA — 99.2%
Communication Services — 38.9%
Autohome ADR	2,691,190	$59,905,889
Baidu, Cl A *	20,498,684	346,319,387
Bilibili, Cl Z *	9,416,364	233,367,587
China Literature *(A)	19,475,200	82,519,701
JOYY ADR	1,146,960	74,277,130
Kingsoft	41,058,000	150,021,137
Kuaishou Technology, Cl B	37,377,500	307,097,209
NetEase	17,572,105	484,483,039
NetEase Cloud Music *	4,155,000	99,290,807
Tencent Holdings	10,565,375	813,086,610
Tencent Music Entertainment Group ADR	17,436,754	305,666,298
Weibo ADR (A)	3,721,002	38,028,640
XD	11,210,200	93,400,330
		3,087,463,764
Consumer Discretionary — 39.3%
Alibaba Group Holding	38,000,864	697,182,936
JD.com, Cl A	22,021,540	315,745,341
Meituan, Cl B *	44,924,147	596,218,203
PDD Holdings ADR *	5,546,443	628,911,172
TAL Education Group ADR *	18,420,714	200,969,990
Tongcheng Travel Holdings	53,483,800	154,194,960
Trip.com Group	4,734,100	336,955,277
Vipshop Holdings ADR	11,106,264	196,469,810
		3,126,647,689
Consumer Staples — 7.4%
Alibaba Health Information Technology *(A)	243,330,000	157,874,542
East Buy Holding *(A)	20,684,500	47,622,052
JD Health International *	43,117,687	307,449,300
Ping An Healthcare and Technology *(A)	42,552,400	76,975,370
		589,921,264
Financials — 2.3%
Qfin Holdings ADR	4,928,467	94,971,559
ZhongAn Online P&C Insurance, Cl H *(A)	43,853,400	90,653,460
		185,625,019
Industrials — 7.4%
Full Truck Alliance ADR	28,025,046	300,708,744
Kanzhun ADR	13,857,995	282,425,938
		583,134,682

Schedule of Investments (Unaudited) December 31, 2025

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 3.9%
KE Holdings, Cl A	57,996,200	$309,223,653

TOTAL CHINA		7,882,016,071

HONG KONG — 0.7%
Communication Services — 0.7%
Damai Entertainment Holdings *(A)	443,900,000	54,179,354
TOTAL HONG KONG		54,179,354

TOTAL COMMON STOCK (Cost $7,434,495,468)		7,936,195,425

SHORT-TERM INVESTMENT — 1.3%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 3.680% (B)(C)	106,649,273	106,649,273
TOTAL SHORT-TERM INVESTMENT (Cost $106,649,273)		106,649,273

TOTAL INVESTMENTS — 101.2% (Cost $7,541,144,741)		8,042,844,698
OTHER ASSETS LESS LIABILITIES – (1.2)%		(93,574,637)
NET ASSETS - 100%		$7,949,270,061

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2025.
(B)	The rate shown is the 7-day effective yield as of December 31, 2025.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2025 was $106,649,273.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-002-2500

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.5% ‡
CHINA — 99.5%
Communication Services — 1.2%
China United Network Communications, Cl A	2,181,400	$1,596,996
Focus Media Information Technology, Cl A	1,006,902	1,063,169
		2,660,165
Consumer Discretionary — 5.9%
BYD, Cl A	620,600	8,688,462
Midea Group, Cl A	401,000	4,489,739
		13,178,201
Consumer Staples — 8.3%
Kweichow Moutai, Cl A	58,489	11,540,180
Luzhou Laojiao, Cl A	68,746	1,144,659
Muyuan Foods, Cl A	255,045	1,848,176
Shanxi Xinghuacun Fen Wine Factory, Cl A	56,916	1,400,078
Wuliangye Yibin, Cl A	181,179	2,749,891
		18,682,984
Energy — 2.8%
China Shenhua Energy, Cl A	406,647	2,359,502
PetroChina, Cl A	1,331,000	1,985,073
Shaanxi Coal Industry, Cl A	597,636	1,825,457
		6,170,032
Financials — 22.2%
Agricultural Bank of China, Cl A	4,993,907	5,494,768
Bank of China, Cl A	2,332,700	1,914,967
Bank of Communications, Cl A	3,129,699	3,250,785
Bank of Ningbo, Cl A	387,418	1,559,119
China Merchants Bank, Cl A	1,210,167	7,299,197
China Pacific Insurance Group, Cl A	401,514	2,410,827
CITIC Securities, Cl A	718,321	2,954,605
East Money Information, Cl A	927,131	3,078,947
Guotai Haitong Securities, Cl A	828,500	2,439,226
Industrial & Commercial Bank of China, Cl A	3,690,326	4,192,621
Industrial Bank, Cl A	1,241,422	3,745,635
Ping An Bank, Cl A	1,138,367	1,860,869
Ping An Insurance Group of China, Cl A	625,298	6,127,605
Shanghai Pudong Development Bank, Cl A	1,867,146	3,327,717
		49,656,888
Health Care — 4.9%
Jiangsu Hengrui Pharmaceuticals, Cl A	806,187	6,880,359
Shenzhen Mindray Bio-Medical Electronics, Cl A	153,253	4,181,553
		11,061,912

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 14.9%
Beijing-Shanghai High Speed Railway, Cl A	3,501,000	$2,583,135
China CSSC Holdings, Cl A	538,500	2,565,994
China State Construction Engineering, Cl A	2,956,718	2,173,077
Contemporary Amperex Technology, Cl A	315,351	16,592,641
COSCO SHIPPING Holdings, Cl A	902,330	1,962,388
NARI Technology, Cl A	574,715	1,850,958
SF Holding, Cl A	343,459	1,885,593
Sungrow Power Supply, Cl A	148,326	3,634,650
		33,248,436
Information Technology — 22.8%
Cambricon Technologies, Cl A *	39,597	7,689,985
Eoptolink Technology, Cl A	94,100	5,808,896
Foxconn Industrial Internet, Cl A	1,253,000	11,138,855
Hygon Information Technology, Cl A	219,998	7,073,081
Luxshare Precision Industry, Cl A	689,250	5,599,950
NAURA Technology Group, Cl A	68,584	4,510,842
Zhongji Innolight, Cl A	105,200	9,193,762
		51,015,371
Materials — 12.2%
CMOC Group, Cl A	2,564,900	7,349,336
Wanhua Chemical Group, Cl A	459,799	5,051,238
Zijin Mining Group, Cl A	3,024,342	14,935,504
		27,336,078
Real Estate — 0.7%
China Merchants Shekou Industrial Zone Holdings, Cl A	669,700	828,975
Poly Developments and Holdings Group, Cl A	884,677	773,148
		1,602,123
Utilities — 3.6%
China National Nuclear Power, Cl A	1,389,400	1,721,833
China Yangtze Power, Cl A	1,652,870	6,438,662
		8,160,495
TOTAL CHINA		222,772,685

TOTAL COMMON STOCK (Cost $186,466,644)		222,772,685

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Number of Rights	Value
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡*(A)	58,208	$—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.5% (Cost $186,466,644)		222,772,685
OTHER ASSETS LESS LIABILITIES – 0.5%		1,012,787
NET ASSETS - 100%		$223,785,472

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-003-2400

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 100.1% ‡
CHINA — 42.9%
Energy — 2.0%
China Petroleum & Chemical, Cl H	136,000	$81,598

Financials — 5.3%
Bank of Changsha, Cl A	7,300	10,145
Bank of Chengdu, Cl A	8,000	18,476
Bank of Hangzhou, Cl A	13,100	28,678
Bank of Jiangsu, Cl A	33,055	49,251
Bank of Nanjing, Cl A	22,391	36,666
Bank of Ningbo, Cl A	11,946	48,075
Bank of Suzhou, Cl A	8,100	9,620
Chongqing Rural Commercial Bank, Cl H	14,000	11,062
		211,973
Industrials — 15.2%
Beijing New Building Materials, Cl A	3,208	11,476
Beijing-Shanghai High Speed Railway, Cl A	89,300	65,888
China Communications Services, Cl H	16,000	9,209
China Energy Engineering, Cl A	61,700	20,773
China Merchants Expressway Network & Technology Holdings, Cl A	10,400	15,019
China Railway Group, Cl H	26,500	13,040
China State Construction Engineering, Cl A	76,200	56,004
China XD Electric, Cl A	10,000	13,037
CRRC, Cl H	28,000	21,512
Daqin Railway, Cl A	37,232	27,524
Dongfang Electric, Cl A	5,900	20,523
Goneo Group, Cl A	1,810	10,588
Jiangsu Expressway, Cl H	8,000	10,268
Jiangsu Zhongtian Technology, Cl A	6,300	16,355
JL Mag Rare-Earth, Cl A	2,100	10,262
Metallurgical Corp of China, Cl A	32,100	13,659
NARI Technology, Cl A	15,352	49,444
Ningbo Orient Wires & Cables, Cl A	1,300	11,128
Ningbo Sanxing Medical Electric, Cl A	2,700	8,905
Power Construction Corp of China, Cl A	32,800	24,436
Shanghai Electric Group, Cl A *	23,600	29,111
Shenzhen Envicool Technology, Cl A	1,900	29,096
Shenzhen Inovance Technology, Cl A	2,650	28,600
Sichuan Road & Bridge, Cl A	13,800	19,672
TBEA, Cl A	9,567	30,456
Zhejiang Chint Electrics, Cl A	4,100	16,383
Zhejiang Expressway, Cl H	10,000	9,212
Zhuzhou CRRC Times Electric, Cl H	2,800	13,533
		605,113

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 5.2%
Anhui Conch Cement, Cl H	7,500	$21,276
China National Building Material, Cl H	23,000	15,129
China Northern Rare Earth Group High-Tech, Cl A	6,824	45,090
China Rare Earth Resources And Technology, Cl A *	2,000	13,307
Henan Shenhuo Coal Industry & Electricity Power, Cl A	4,200	16,529
Inner Mongolia Xingye Silver&Tin Mining, Cl A	3,400	17,341
Jinduicheng Molybdenum, Cl A	6,100	13,616
Shanjin International Gold, Cl A	5,200	18,126
Western Mining, Cl A	4,600	18,216
Western Superconducting Technologies, Cl A	1,173	12,533
Xiamen Tungsten, Cl A	3,100	18,236
		209,399
Utilities — 15.2%
Beijing Enterprises Holdings	3,000	12,264
CGN Power, Cl H	67,000	25,221
China Gas Holdings	17,200	16,971
China Longyuan Power Group, Cl H	15,000	12,796
China National Nuclear Power, Cl A	39,100	48,455
China Power International Development	23,000	9,545
China Resources Gas Group	5,900	17,146
China Resources Power Holdings	12,635	28,099
China Three Gorges Renewables Group, Cl A	54,400	31,877
China Yangtze Power, Cl A	45,000	175,295
Datang International Power Generation, Cl A	22,900	11,450
ENN Energy Holdings	5,000	44,453
ENN Natural Gas, Cl A	5,000	14,871
GD Power Development, Cl A	32,700	23,612
Huadian Power International, Cl A	18,842	13,389
Huaneng Power International, Cl H	25,000	18,404
Kunlun Energy	24,000	22,910
SDIC Power Holdings, Cl A	14,706	27,643
Shenergy, Cl A	9,319	10,387
Sichuan Chuantou Energy, Cl A	8,884	17,692
Wintime Energy Group, Cl A	41,500	9,335
Zhejiang Zheneng Electric Power, Cl A	21,200	15,035
		606,850
TOTAL CHINA		1,714,933

GREECE — 0.2%
Industrials — 0.2%
Aegean Airlines	503	8,424
TOTAL GREECE		8,424

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 0.2%
Industrials — 0.2%
Hutchison Port Holdings Trust, Cl U	27,200	$5,984
TOTAL HONG KONG		5,984

INDIA — 4.0%
Energy — 0.4%
Great Eastern Shipping	1,249	15,689

Industrials — 1.2%
AIA Engineering	543	24,272
Azad Engineering *	376	6,914
GMM Pfaudler	364	4,473
MTAR Technologies *	278	7,475
Shaily Engineering Plastics	266	6,693
		49,827
Materials — 2.4%
Clean Science & Technology	589	5,741
PI Industries	946	34,083
UPL	6,339	56,080
		95,904
TOTAL INDIA		161,420

INDONESIA — 6.3%
Energy — 2.3%
Adaro Andalan Indonesia	19,400	8,115
Dian Swastatika Sentosa *	12,700	76,923
Medco Energi Internasional	79,700	6,429
		91,467
Materials — 4.0%
Amman Mineral Internasional *	193,500	74,557
Chandra Asri Pacific	109,200	45,841
Indah Kiat Pulp & Paper	31,400	16,006
Merdeka Copper Gold *	127,600	17,447
Pabrik Kertas Tjiwi Kimia	18,200	7,940
		161,791
TOTAL INDONESIA		253,258

ISRAEL — 2.5%
Industrials — 0.8%
ZIM Integrated Shipping Services	1,531	32,503

Materials — 1.7%
ICL Group	9,428	54,135

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
The Israel Corp	46	$13,278
		67,413
TOTAL ISRAEL		99,916

KAZAKHSTAN — 1.1%
Energy — 1.1%
NAC Kazatomprom JSC GDR	781	43,580

Materials — 0.0%
Solidcore Resources PLC *(A)	7,154	—

TOTAL KAZAKHSTAN		43,580

KUWAIT — 9.3%
Financials — 9.3%
Kuwait Finance House	137,575	362,839
Kuwait Projects Holding *	28,607	7,396
TOTAL KUWAIT		370,235

MALAYSIA — 1.3%
Industrials — 0.6%
Kelington Group	6,700	8,586
Sime Darby	32,300	17,113
		25,699
Materials — 0.7%
Petronas Chemicals Group	31,000	27,730

TOTAL MALAYSIA		53,429

PHILIPPINES — 0.6%
Industrials — 0.6%
Aboitiz Equity Ventures	21,100	10,042
JG Summit Holdings	33,742	13,564
TOTAL PHILIPPINES		23,606

POLAND — 3.5%
Materials — 3.5%
KGHM Polska Miedz *	1,773	138,479
TOTAL POLAND		138,479

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC *(A)(B)	33,666	—
Sovcomflot PJSC *(A)(B)	9,110	—
Surgutneftegas PJSC *(A)(B)	143,400	—
		—

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 0.0%
GMK Norilskiy Nickel PAO *(A)(B)	123,900	$—
Segezha Group PJSC *(A)(B)	78,500	—
		—
TOTAL RUSSIA		—

SINGAPORE — 10.0%
Financials — 7.4%
Oversea-Chinese Banking	19,212	295,202

Industrials — 2.6%
Singapore Airlines	9,100	45,288
Singapore Technologies Engineering	9,100	59,581
		104,869
TOTAL SINGAPORE		400,071

SOUTH AFRICA — 12.6%
Industrials — 0.2%
Grindrod	6,570	6,740

Materials — 12.4%
Impala Platinum Holdings	10,211	161,453
Northam Platinum Holdings	4,056	82,518
Valterra Platinum	2,967	252,394
		496,365
TOTAL SOUTH AFRICA		503,105

THAILAND — 3.2%
Energy — 3.2%
PTT NVDR	126,700	128,691
TOTAL THAILAND		128,691

TÜRKIYE — 1.4%
Industrials — 1.4%
Pasifik Eurasia Lojistik Dis Ticaret *	4,173	13,161
Turk Hava Yollari AO	6,901	43,127
TOTAL TÜRKIYE		56,288

UNITED ARAB EMIRATES — 1.0%
Energy — 1.0%
ADNOC Logistics & Services	23,914	38,545
TOTAL UNITED ARAB EMIRATES		38,545

TOTAL COMMON STOCK (Cost $3,939,589)		3,999,964

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI One Belt One Road Index ETF (concluded)

	Shares	Value
PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PAO *(A)(B)(C)	136,600	$—
TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 100.1% (Cost $4,014,435)		3,999,964
OTHER ASSETS LESS LIABILITIES – (0.1)%		(5,527)
NET ASSETS - 100%		$3,994,437

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-006-1700

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
AUSTRALIA — 0.8%
Consumer Discretionary — 0.8%
IDP Education	80,583	$310,598
TOTAL AUSTRALIA		310,598

BRAZIL — 3.1%
Consumer Discretionary — 3.1%
Americanas *	241,700	226,273
MercadoLibre *	480	966,845
TOTAL BRAZIL		1,193,118

CHINA — 43.5%
Communication Services — 15.2%
Baidu, Cl A *	59,814	1,010,540
Bilibili, Cl Z *	38,080	943,744
Kuaishou Technology, Cl B	110,100	904,592
NetEase	49,100	1,353,743
Tencent Holdings	17,175	1,321,748
Tencent Music Entertainment Group, Cl A	30,900	273,926
		5,808,293
Consumer Discretionary — 17.5%
Alibaba Group Holding	67,600	1,240,224
JD.com, Cl A	90,175	1,292,931
Meituan, Cl B *	103,497	1,373,577
PDD Holdings ADR *	11,535	1,307,954
Tongcheng Travel Holdings	104,000	299,834
Trip.com Group	13,550	964,438
Vipshop Holdings ADR	14,113	249,659
		6,728,617
Consumer Staples — 4.7%
Alibaba Health Information Technology *	1,390,000	901,844
JD Health International *	125,750	896,656
		1,798,500
Industrials — 2.3%
Kanzhun	87,600	883,484

Information Technology — 3.8%
GDS Holdings, Cl A *	63,800	276,233
Hua Hong Semiconductor, Cl H *	30,000	286,375
Kingdee International Software Group *	530,000	904,953
		1,467,561
TOTAL CHINA		16,686,455

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GREECE — 0.8%
Consumer Discretionary — 0.8%
OPAP	13,232	$296,821
TOTAL GREECE		296,821

INDIA — 5.8%
Consumer Discretionary — 5.1%
Eternal *	301,791	933,617
FSN E-Commerce Ventures *	346,012	1,020,758
		1,954,375
Financials — 0.7%
One 97 Communications *	20,220	292,211

TOTAL INDIA		2,246,586

INDONESIA — 0.8%
Communication Services — 0.8%
MNC Digital Entertainment *	11,596,100	292,076
TOTAL INDONESIA		292,076

JAPAN — 2.5%
Communication Services — 2.5%
Nexon	38,700	944,878
TOTAL JAPAN		944,878

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR *(A)(B)	49,503	—

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR *(A)(B)	58,005	—

Industrials — 0.0%
HeadHunter Group PLC ADR *(A)(B)	11,746	—

TOTAL RUSSIA		—

SINGAPORE — 3.6%
Consumer Discretionary — 3.6%
Sea ADR *	10,705	1,365,637
TOTAL SINGAPORE		1,365,637

SOUTH AFRICA — 6.2%
Consumer Discretionary — 6.2%
Delivery Hero, Cl A *	36,496	973,844

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Naspers, Cl N	21,335	$1,422,132
TOTAL SOUTH AFRICA		2,395,976

SOUTH KOREA — 19.2%
Communication Services — 12.2%
Kakao	23,527	981,551
Kakao Games *	26,309	272,121
Krafton *	5,616	959,034
NAVER	5,636	948,756
NCSoft	6,943	971,167
Netmarble	8,415	281,853
Pearl Abyss *	10,978	285,014
		4,699,496
Consumer Discretionary — 2.2%
Coupang, Cl A *	36,446	859,761

Industrials — 0.9%
SK Square *	1,290	329,541

Information Technology — 3.9%
SK hynix	3,322	1,501,247

TOTAL SOUTH KOREA		7,390,045

TAIWAN — 13.0%
Consumer Discretionary — 0.7%
momo.com	41,653	275,077

Information Technology — 12.3%
Nanya Technology *	191,000	1,173,215
Powerchip Semiconductor Manufacturing *	256,000	322,235
Taiwan Semiconductor Manufacturing	28,000	1,381,264
United Microelectronics	600,000	940,469
Vanguard International Semiconductor	96,000	281,396
VisEra Technologies	33,000	299,327
Win Semiconductors	52,000	302,859
		4,700,765
TOTAL TAIWAN		4,975,842

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
URUGUAY — 0.7%
Financials — 0.7%
Dlocal, Cl A	20,367	$287,989
TOTAL URUGUAY		287,989

TOTAL COMMON STOCK (Cost $37,556,110)		38,386,021

TOTAL INVESTMENTS — 100.0% (Cost $37,556,110)		38,386,021
OTHER ASSETS LESS LIABILITIES – 0.0%		5,601
NET ASSETS - 100%		$38,391,622

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-007-1700

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
CHINA — 99.9%
Consumer Discretionary — 37.0%
BAIC BluePark New Energy Technology, Cl A *	203,800	$234,459
BYD, Cl A	37,300	522,204
BYD, Cl H	420,300	5,148,790
Li Auto, Cl A *	578,800	4,822,404
NIO, Cl A *	450,840	2,372,507
Seres Group, Cl A	59,800	1,036,312
Tianneng Power International	412,000	375,291
XPeng, Cl A *	439,300	4,478,506
Yadea Group Holdings	758,694	1,108,287
Zhejiang Leapmotor Technology, Cl H *	310,200	1,937,679
		22,036,439
Industrials — 24.5%
Beijing-Shanghai High Speed Railway, Cl A	1,788,800	1,319,826
China Conch Venture Holdings	874,000	1,055,515
China Everbright Environment Group	2,246,216	1,390,989
Contemporary Amperex Technology	23,400	1,519,715
Contemporary Amperex Technology, Cl A	79,150	4,164,590
Dynagreen Environmental Protection Group, Cl H	235,000	156,697
Goldwind Science & Technology, Cl A	126,235	368,941
Gotion High-tech, Cl A	66,100	370,371
NARI Technology, Cl A	293,700	945,906
Ningbo Deye Technology, Cl A	33,225	410,315
Ningbo Sanxing Medical Electric, Cl A	51,400	169,518
REPT BATTERO Energy, Cl H *	186,600	318,612
Sungrow Power Supply, Cl A	75,860	1,858,909
Zhejiang Chint Electrics, Cl A	78,600	314,064
Zhejiang Weiming Environment Protection, Cl A	62,399	226,891
		14,590,859
Information Technology — 18.8%
China Railway Signal & Communication, Cl A	262,664	205,843
CSI Solar, Cl A	134,847	288,049
Flat Glass Group, Cl A *	69,600	156,252
GDS Holdings, Cl A *	685,500	2,967,990
JA Solar Technology, Cl A *	121,068	198,602
Jinko Solar, Cl A *	365,804	295,580
JinkoSolar Holding ADR	18,886	487,448
Kingdee International Software Group *	1,519,000	2,593,629
Kingsoft Cloud Holdings *	1,658,000	1,173,711
LONGi Green Energy Technology, Cl A *	277,146	722,649
Sanan Optoelectronics, Cl A	182,500	369,447
TCL Zhonghuan Renewable Energy Technology, Cl A *	147,900	181,592
Trina Solar, Cl A *	79,681	188,930

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI China Clean Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Tuya ADR	164,845	$347,823
Xinyi Solar Holdings	2,787,588	1,063,678
		11,241,223
Utilities — 19.6%
Beijing Enterprises Water Group	2,450,500	774,488
CGN Power, Cl A	575,300	309,906
CGN Power, Cl H	6,463,000	2,432,915
China Datang Renewable Power, Cl H	1,448,000	383,231
China Longyuan Power Group, Cl H	1,516,800	1,293,962
China National Nuclear Power, Cl A	752,000	931,927
China Power International Development	2,262,000	938,686
China Three Gorges Renewables Group, Cl A	1,045,300	612,508
China Yangtze Power, Cl A	739,500	2,880,680
SDIC Power Holdings, Cl A	292,700	550,179
Sichuan Chuantou Energy, Cl A	178,300	355,070
Xinyi Energy Holdings	1,558,000	220,184
		11,683,736
TOTAL CHINA		59,552,257

TOTAL COMMON STOCK (Cost $51,991,728)		59,552,257

TOTAL INVESTMENTS — 99.9% (Cost $51,991,728)		59,552,257
OTHER ASSETS LESS LIABILITIES – 0.1%		46,339
NET ASSETS - 100%		$59,598,596

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-008-1700

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 96.0% ‡
AUSTRALIA — 6.2%
Materials — 6.2%
IGO *	139,483	$762,715
Lynas Rare Earths *	193,534	1,605,481
Mineral Resources *	24,813	899,800
PLS Group *	574,425	1,616,491
TOTAL AUSTRALIA		4,884,487

BELGIUM — 1.0%
Materials — 1.0%
Umicore	37,568	789,781
TOTAL BELGIUM		789,781

CANADA — 0.2%
Industrials — 0.2%
Ballard Power Systems *	50,287	128,400
TOTAL CANADA		128,400

CHINA — 49.1%
Consumer Discretionary — 22.2%
BAIC BluePark New Energy Technology, Cl A *	311,200	358,016
BYD, Cl A	227,700	3,187,823
Chongqing Changan Automobile, Cl A	464,400	789,086
Geely Automobile Holdings	875,000	2,012,270
Guangzhou Automobile Group, Cl H	466,000	244,869
Hesai Group ADR *	23,225	520,240
Huizhou Desay Sv Automotive, Cl A	33,800	582,546
Li Auto, Cl A *	213,600	1,779,657
NIO, Cl A *	318,280	1,674,921
SAIC Motor, Cl A	434,700	947,877
Seres Group, Cl A	92,200	1,597,793
Shenzhen Kedali Industry, Cl A	16,436	371,720
WeRide ADR *	39,848	345,881
XPeng, Cl A *	174,100	1,774,887
Yadea Group Holdings	224,000	327,215
Zhejiang Leapmotor Technology, Cl H *	143,400	895,755
		17,410,556
Industrials — 10.8%
Beijing Easpring Material Technology, Cl A	30,500	252,566
China Baoan Group, Cl A	145,407	205,196
CNGR Advanced Material, Cl A	53,070	352,257
Contemporary Amperex Technology, Cl A	55,920	2,942,310
Eve Energy, Cl A	114,860	1,082,127
Farasis Energy Gan Zhou, Cl A *	69,532	155,900

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
GEM, Cl A	292,740	$350,620
Gotion High-tech, Cl A	101,089	566,421
Hunan Yuneng New Energy Battery Material, Cl A	43,100	399,264
Qingdao TGOOD Electric, Cl A	59,300	218,171
Wuxi Lead Intelligent Equipment, Cl A	87,800	628,693
Zhejiang Huayou Cobalt, Cl A	108,263	1,058,752
Zhongshan Broad Ocean Motor, Cl A	139,000	217,065
		8,429,342
Information Technology — 7.4%
Horizon Robotics, Cl B *	1,606,200	1,787,074
NavInfo, Cl A *	134,200	173,231
Pony AI ADR *	33,262	482,299
RoboSense Technology *(A)	69,700	327,747
Xiaomi, Cl B *	608,000	3,069,878
		5,840,229
Materials — 8.7%
Chengxin Lithium Group, Cl A *	52,200	257,487
CMOC Group, Cl A	877,400	2,514,058
Ganfeng Lithium Group, Cl A	90,557	815,927
Guangzhou Tinci Materials Technology, Cl A	106,194	704,871
Ningbo Shanshan, Cl A *	125,400	242,717
Shanghai Putailai New Energy Technology Group, Cl A	119,099	466,503
Shenzhen Senior Technology Material, Cl A	76,200	166,484
Tianqi Lithium, Cl A *	83,700	664,089
Xiamen Tungsten, Cl A	89,351	525,613
Yunnan Energy New Material, Cl A *	53,900	437,381
		6,795,130
TOTAL CHINA		38,475,257

GERMANY — 4.3%
Consumer Discretionary — 4.3%
Bayerische Motoren Werke	30,925	3,382,842
TOTAL GERMANY		3,382,842

HONG KONG — 0.3%
Consumer Discretionary — 0.3%
CALB Group, Cl H *	78,600	253,669
TOTAL HONG KONG		253,669

INDONESIA — 0.4%
Materials — 0.4%
Aneka Tambang	1,700,200	321,177
TOTAL INDONESIA		321,177

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
ISRAEL — 0.4%
Consumer Discretionary — 0.4%
Mobileye Global, Cl A *	30,884	$322,429
TOTAL ISRAEL		322,429

JAPAN — 5.6%
Consumer Discretionary — 4.6%
Panasonic Holdings	277,500	3,582,387

Industrials — 1.0%
Nidec	59,000	802,501

TOTAL JAPAN		4,384,888

SINGAPORE — 4.2%
Information Technology — 4.2%
STMicroelectronics	123,937	3,266,327
TOTAL SINGAPORE		3,266,327

SOUTH KOREA — 6.8%
Industrials — 4.5%
Ecopro *	10,172	1,035,171
L&F *	4,772	315,362
LG Energy Solution *	5,345	1,367,278
POSCO Future M *	6,426	834,169
		3,551,980
Information Technology — 2.3%
Samsung SDI	9,535	1,783,820

TOTAL SOUTH KOREA		5,335,800

SWEDEN — 0.5%
Consumer Discretionary — 0.5%
Volvo Car, Cl B *(A)	117,920	392,692
TOTAL SWEDEN		392,692

UNITED STATES — 17.0%
Consumer Discretionary — 8.1%
EVgo, Cl A *	25,046	72,884
Lucid Group, Cl A *(A)	25,599	270,576
Rivian Automotive, Cl A *	128,339	2,529,562
Solid Power *	28,095	119,404
Tesla *	7,431	3,341,869
		6,334,295
Industrials — 0.7%
Microvast Holdings *	40,176	112,493

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Plug Power *(A)	223,060	$439,428
		551,921
Information Technology — 2.2%
Ambarella *	7,861	556,873
Aurora Innovation, Cl A *	302,044	1,159,849
		1,716,722
Materials — 6.0%
Albemarle	22,962	3,247,745
MP Materials *	30,023	1,516,762
		4,764,507
TOTAL UNITED STATES		13,367,445

TOTAL COMMON STOCK (Cost $67,721,037)		75,305,194

PREFERRED STOCK — 3.0%
CHILE — 1.5%
Materials — 1.5%
Sociedad Quimica y Minera de Chile *(B)	16,718	1,183,050

GERMANY — 1.5%
Consumer Discretionary — 1.5%
Dr Ing hc F Porsche (B)	22,295	1,194,534

TOTAL PREFERRED STOCK (Cost $2,686,825)		2,377,584

SHORT-TERM INVESTMENT — 1.6%
Invesco Government & Agency Portfolio, AGPXX, Cl Institutional, 3.680% (C)(D)	1,242,991	1,242,991
TOTAL SHORT-TERM INVESTMENT (Cost $1,242,991)		1,242,991

TOTAL INVESTMENTS — 100.6% (Cost $71,650,853)		78,925,769
OTHER ASSETS LESS LIABILITIES – (0.6)%		(509,531)
NET ASSETS - 100%		$78,416,238

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2025.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of December 31, 2025.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2025 was $1,242,991.

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-009-1600

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
CHINA — 95.8%
Health Care — 95.8%
3SBio	720,000	$2,236,732
Aier Eye Hospital Group, Cl A	1,090,663	1,715,697
Akeso *	252,000	3,658,508
APT Medical, Cl A	16,759	584,096
Beijing Tiantan Biological Products, Cl A	230,389	539,339
Beijing Tong Ren Tang, Cl A	160,890	743,603
Beijing Wantai Biological Pharmacy Enterprise, Cl A *	122,642	789,623
BeOne Medicines, Cl H *	280,418	6,459,684
Changchun High-Tech Industry Group, Cl A	47,508	629,928
China Resources Sanjiu Medical & Pharmaceutical, Cl A	192,011	782,905
Chongqing Zhifei Biological Products, Cl A	277,472	750,134
CSPC Innovation Pharmaceutical, Cl A	156,757	810,067
CSPC Pharmaceutical Group	3,100,889	3,358,450
Genscript Biotech *	466,000	743,588
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	163,650	603,493
Haisco Pharmaceutical Group, Cl A	110,600	813,185
Hangzhou Tigermed Consulting, Cl A	42,850	348,082
Hansoh Pharmaceutical Group	588,000	2,725,643
Huadong Medicine, Cl A	202,941	1,147,003
Imeik Technology Development, Cl A	35,340	717,539
Innovent Biologics *	569,500	5,579,029
Jiangsu Hengrui Pharmaceuticals, Cl A	746,508	6,371,032
Jiangsu Yuyue Medical Equipment & Supply, Cl A	113,210	619,740
Legend Biotech ADR *	28,818	626,503
Pharmaron Beijing, Cl A	173,075	704,951
Remegen, Cl H *	74,000	684,525
Shandong Weigao Group Medical Polymer, Cl H	950,000	612,706
Shanghai Allist Pharmaceuticals, Cl A	52,730	786,801
Shanghai Fosun Pharmaceutical Group, Cl A	248,429	942,827
Shanghai Pharmaceuticals Holding, Cl A	320,912	821,136
Shanghai RAAS Blood Products, Cl A	769,334	698,798
Shanghai United Imaging Healthcare, Cl A	96,412	1,733,495
Shenzhen Mindray Bio-Medical Electronics, Cl A	128,255	3,499,476
Shenzhen New Industries Biomedical Engineering, Cl A	92,700	747,050
Shenzhen Salubris Pharmaceuticals, Cl A	132,565	941,066
Sichuan Biokin Pharmaceutical, Cl A *	21,038	973,843
Sichuan Kelun Pharmaceutical, Cl A	186,915	785,959
Sichuan Kelun-Biotech Biopharmaceutical, Cl H *	19,100	962,423
Sinopharm Group, Cl H	516,800	1,290,755
WuXi AppTec, Cl A	191,720	2,489,631
WuXi AppTec, Cl H	98,084	1,243,771
Wuxi Biologics Cayman *	1,342,635	5,423,324
WuXi XDC Cayman *	142,000	1,108,306
XtalPi Holdings *	672,000	816,743

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI All China Health Care Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Yunnan Baiyao Group, Cl A	206,123	$1,676,164
Zhangzhou Pientzehuang Pharmaceutical, Cl A	69,734	1,686,216
TOTAL CHINA		73,983,569

HONG KONG — 4.1%
Health Care — 4.1%
Sino Biopharmaceutical	3,977,750	3,158,283
TOTAL HONG KONG		3,158,283

TOTAL COMMON STOCK (Cost $67,992,826)		77,141,852

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡*(A)	103,989	—
TOTAL CHINA		—
TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.9% (Cost $67,992,826)		77,141,852
OTHER ASSETS LESS LIABILITIES – 0.1%		54,141
NET ASSETS - 100%		$77,195,993

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-010-1600

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Asia Pacific High Income USD Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 90.7%
AUSTRALIA — 1.2%
Materials — 1.2%
Mineral Resources
7.000%, 04/01/2031	$190,000	$198,158

CHINA — 13.5%
Consumer Discretionary — 4.9%
Fortune Star BVI
5.875%, 11/20/2030	200,000	231,646
5.050%, 01/27/2027	400,000	391,793
Health & Happiness H&H International Holdings
9.125%, 07/24/2028	200,000	211,782
		835,221
Real Estate — 8.6%
Franshion Brilliant
4.250%, 07/23/2029	200,000	181,061
GLP China Holdings, MTN
2.950%, 03/29/2026	200,000	197,026
Greentown China Holdings
8.450%, 02/24/2028	200,000	200,109
Longfor Group Holdings
3.375%, 04/13/2027	400,000	368,723
Pingan Real Estate Capital, MTN
3.450%, 07/29/2026	200,000	196,582
Shui On Development Holding
5.500%, 06/29/2026	200,000	194,003
Wanda Properties Global
11.000%, 01/12/2026	150,000	148,500
		1,486,004
TOTAL CHINA		2,321,225

HONG KONG — 9.9%
Consumer Discretionary — 3.5%
Melco Resorts Finance
7.625%, 04/17/2032	200,000	210,381
5.625%, 07/17/2027	200,000	199,883
5.375%, 12/04/2029	200,000	197,851
		608,115
Financials — 4.5%
CS Treasury Management Services P
9.000%, 06/05/2174 (A)	384,140	369,290
FWD Group Holdings, MTN
5.836%, 09/22/2035	200,000	202,153
FWD Group Holdings
6.675%, H15T5Y + 3.075% (A)(B)	200,000	200,000
		771,443

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate — 1.9%
NWD
8.625%, 02/08/2028	$200,000	$176,898
NWD, MTN
4.500%, 05/19/2030	200,000	146,158
		323,056
TOTAL HONG KONG		1,702,614

INDIA — 25.0%
Energy — 6.3%
Azure Power Energy
3.575%, 08/19/2026	286,323	279,953
India Clean Energy Holdings, MTN
4.500%, 04/18/2027	400,000	389,457
India Cleantech Energy
4.700%, 08/10/2026	227,700	225,485
ReNew Wind Energy AP2
4.500%, 07/14/2028	200,000	191,795
		1,086,690
Financials — 11.3%
IIFL Finance
8.750%, 07/24/2028	200,000	204,680
Manappuram Finance, MTN
7.375%, 05/12/2028	400,000	408,171
Muthoot Finance, MTN
6.375%, 03/02/2030	200,000	203,216
6.375%, 04/23/2029	400,000	406,191
Piramal Finance, MTN
7.800%, 01/29/2028	250,000	254,719
Sammaan Capital
8.950%, 08/28/2028	250,000	257,673
7.500%, 10/16/2030	200,000	196,526
		1,931,176
Industrials — 1.2%
IRB Infrastructure Developers
7.110%, 03/11/2032	200,000	206,567

Materials — 6.2%
UPL
4.625%, 06/16/2030	200,000	188,159
Vedanta Resources Finance II
11.250%, 12/03/2031	200,000	214,630
10.875%, 09/17/2029	200,000	210,993
10.250%, 06/03/2028	200,000	206,845
9.125%, 10/15/2032	240,000	241,684
		1,062,311
TOTAL INDIA		4,286,744

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
INDONESIA — 5.6%
Energy — 3.4%
Medco Cypress Tree Pte
8.625%, 05/19/2030	$360,000	$378,987
Sorik Marapi Geothermal Power
7.750%, 08/05/2031	192,060	196,013
		575,000
Materials — 1.2%
Nickel Industries
9.000%, 09/30/2030	200,000	207,569

Real Estate — 1.0%
Kawasan Industri Jababeka, MTN
8.500%, 12/15/2027	180,000	178,200

TOTAL INDONESIA		960,769

JAPAN — 3.5%
Financials — 2.3%
Nomura Holdings
7.000%, H15T5Y + 3.084% (A)(B)	200,000	205,311
SoftBank Group
8.250%, 10/29/2065, H15T5Y + 4.545% (B)	200,000	187,489
		392,800
Information Technology — 1.2%
Rakuten Group
8.125%, H15T5Y + 4.250% (A)(B)	200,000	206,026

TOTAL JAPAN		598,826

MACAU — 10.0%
Consumer Discretionary — 10.0%
MGM China Holdings
7.125%, 06/26/2031	200,000	211,533
Studio City Finance
6.500%, 01/15/2028	400,000	400,402
5.000%, 01/15/2029	200,000	193,128
Wynn Macau
6.750%, 02/15/2034	200,000	202,603
5.625%, 08/26/2028	450,000	449,165
4.500%, 03/07/2029 (C)	250,000	255,241
TOTAL MACAU		1,712,072

MONGOLIA — 3.8%
Energy — 1.5%
Mongolian Mining
8.440%, 04/03/2030	250,000	252,851

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Asia Pacific High Income USD Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials — 2.3%
Golomt Bank
11.000%, 05/20/2027	$200,000	$206,799
Trade & Development Bank of Mongolia
8.500%, 12/23/2027	200,000	199,435
		406,234
TOTAL MONGOLIA		659,085

PHILIPPINES — 3.6%
Energy — 1.2%
Petron
7.350%, H15T3Y + 6.325% (A)(B)	200,000	204,855

Utilities — 2.4%
San Miguel Global Power Holdings
5.700% (A)(B)	214,000	213,730
5.450% (A)(B)	200,000	196,561
		410,291
TOTAL PHILIPPINES		615,146

SINGAPORE — 2.0%
Real Estate — 2.0%
GLP Pte
9.750%, 05/20/2028	200,000	204,853
GLP Pte, MTN
4.500%, H15T5Y + 3.735% (A)(B)	200,000	134,276
TOTAL SINGAPORE		339,129

THAILAND — 7.3%
Financials — 6.1%
Kasikornbank, MTN
4.000%, H15T5Y + 3.337% (A)(B)	200,000	196,719
Krung Thai Bank
4.400%, H15T5Y + 3.530% (A)(B)	400,000	398,080
Muangthai Capital
7.550%, 07/21/2030	250,000	257,349
6.875%, 09/30/2028	200,000	203,049
		1,055,197
Materials — 1.2%
GC Treasury Center
7.125%, H15T5Y + 3.162% (A)(B)	200,000	203,519

TOTAL THAILAND		1,258,716

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Asia Pacific High Income USD Bond ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
UNITED KINGDOM — 4.5%
Financials — 4.5%
Standard Chartered
7.750%, H15T5Y + 4.976% (A)(B)	$200,000	$207,797
7.000%, H15T5Y + 2.873% (A)(B)	360,000	370,501
4.750%, H15T5Y + 3.805% (A)(B)	200,000	188,270
TOTAL UNITED KINGDOM		766,568

VIETNAM — 0.8%
Utilities — 0.8%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	144,845	143,306

TOTAL CORPORATE OBLIGATIONS (Cost $15,333,026)		15,562,358

SOVEREIGN DEBT — 4.6%
PAKISTAN — 3.8%
Pakistan Government International Bond, MTN
8.875%, 04/08/2051	200,000	196,914
7.375%, 04/08/2031	250,000	248,895
6.875%, 12/05/2027	200,000	201,412

SRI LANKA — 0.8%
Sri Lanka Government International Bond
4.000%, 04/15/2028	146,000	139,920

TOTAL SOVEREIGN DEBT (Cost $750,271)		787,141

TOTAL INVESTMENTS — 95.3% (Cost $16,083,297)		16,349,499
OTHER ASSETS LESS LIABILITIES – 4.7%		811,592
NET ASSETS - 100%		$17,161,091

(A)	Perpetual security with no stated maturity date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of December 31, 2025 was $255,241 and represented 1.5% of the Net Assets of the Fund.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-012-1600

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 97.1% ‡
BRAZIL — 4.4%
Communication Services — 0.1%
Telefonica Brasil	15,361	$92,784

Consumer Staples — 0.4%
Ambev	70,800	179,075
Raia Drogasil	19,551	83,668
		262,743
Energy — 0.6%
Petroleo Brasileiro - Petrobras	58,700	348,895
Ultrapar Participacoes	17,000	64,839
		413,734
Financials — 1.1%
B3 - Brasil Bolsa Balcao	77,900	197,460
Banco Bradesco	37,387	106,435
Banco do Brasil	34,200	136,806
BB Seguridade Participacoes	9,600	63,332
NU Holdings, Cl A *	16,834	281,801
		785,834
Industrials — 0.6%
Localiza Rent a Car	19,620	156,000
Motiva Infraestrutura de Mobilidade	15,000	41,225
Rumo	15,000	40,403
WEG	22,500	199,183
		436,811
Materials — 1.1%
Klabin	10,443	35,753
Suzano	11,300	106,097
Vale	49,300	647,407
		789,257
Utilities — 0.5%
Axia Energia	13,900	128,378
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,913	95,243
Equatorial	17,000	119,440
		343,061
TOTAL BRAZIL		3,124,224

CHILE — 0.8%
Consumer Discretionary — 0.2%
Empresas Copec	5,030	39,389
Falabella	9,680	67,470
		106,859

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.4%
Banco de Chile	855,990	$165,202
Banco de Credito e Inversiones	840	54,411
Banco Santander Chile	853,283	67,292
		286,905
Materials — 0.0%
Empresas CMPC	16,307	25,575

Utilities — 0.2%
Enel Americas	368,156	34,979
Enel Chile	924,370	75,861
		110,840
TOTAL CHILE		530,179

COLOMBIA — 0.3%
Financials — 0.3%
Grupo Cibest	9,471	173,494
TOTAL COLOMBIA		173,494

CZECHIA — 0.4%
Financials — 0.2%
Komercni Banka	2,553	144,138

Utilities — 0.2%
CEZ	1,984	124,834

TOTAL CZECHIA		268,972

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank - Egypt (CIB)	37,338	80,626
TOTAL EGYPT		80,626

GREECE — 0.6%
Communication Services — 0.1%
Hellenic Telecommunications Organization	2,976	58,929

Consumer Discretionary — 0.5%
JUMBO	5,441	178,287
OPAP	8,081	181,273
		359,560
TOTAL GREECE		418,489

HUNGARY — 0.6%
Energy — 0.1%
MOL Hungarian Oil & Gas	4,633	41,666

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.4%
OTP Bank NYRT	2,838	$304,713

Health Care — 0.1%
Richter Gedeon NYRT	2,288	69,043

TOTAL HUNGARY		415,422

INDIA — 22.0%
Communication Services — 1.2%
Bharti Airtel	35,408	829,501

Consumer Discretionary — 2.4%
Bajaj Auto	1,054	109,564
Eicher Motors	2,002	162,881
Eternal *	90,389	279,626
Mahindra & Mahindra	11,920	491,922
Maruti Suzuki India	1,931	358,724
Tata Motors Passenger Vehicles Limited	23,363	95,488
Titan	4,529	204,154
		1,702,359
Consumer Staples — 1.4%
Dabur India	21,661	121,368
Godrej Consumer Products	11,763	159,956
Hindustan Unilever	11,653	300,260
ITC	56,052	251,325
Kwality Walls India	11,653	4,658
Nestle India	10,368	148,577
		986,144
Energy — 2.2%
Bharat Petroleum	26,544	113,406
Indian Oil	77,956	144,378
Oil & Natural Gas Corp.	56,968	152,359
Reliance Industries	64,263	1,122,823
		1,532,966
Financials — 5.3%
Axis Bank	35,508	501,493
Bajaj Finance	32,510	356,932
Bajaj Finserv	6,515	147,864
HDFC Bank	82,934	914,605
HDFC Life Insurance	12,926	107,840
ICICI Bank	59,871	894,541
IndusInd Bank *	3,627	34,874
Jio Financial Services	28,189	92,506
Kotak Mahindra Bank	17,127	419,431

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
State Bank of India	28,016	$306,158
		3,776,244
Health Care — 0.8%
Aurobindo Pharma	6,608	86,975
Cipla	7,624	128,196
Dr Reddy’s Laboratories	7,326	103,631
Sun Pharmaceutical Industries	13,990	267,676
		586,478
Industrials — 3.4%
Adani Enterprises	5,896	146,922
Adani Ports & Special Economic Zone	17,423	284,919
Bharat Electronics	84,001	373,465
CG Power & Industrial Solutions	26,030	187,639
Cummins India	4,546	224,287
Hindustan Aeronautics	5,023	245,267
InterGlobe Aviation	5,503	309,775
Larsen & Toubro	9,273	421,301
Suzlon Energy *	225,613	132,211
Tata Motors *	23,363	108,004
		2,433,790
Information Technology — 2.7%
HCL Technologies	16,818	303,748
Infosys ADR	49,424	880,736
Tata Consultancy Services	12,225	436,093
Tech Mahindra	9,658	170,950
Wipro	46,692	136,773
		1,928,300
Materials — 1.9%
Asian Paints	6,262	192,954
Grasim Industries	4,223	132,921
Hindalco Industries	26,067	257,162
JSW Steel	11,059	143,320
Tata Steel	131,955	264,382
UltraTech Cement	1,505	197,319
UPL	6,957	61,548
Vedanta	16,972	114,129
		1,363,735
Utilities — 0.7%
GAIL India	39,255	75,191
NTPC	62,640	229,674

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Power Grid Corp of India	61,303	$180,473
		485,338
TOTAL INDIA		15,624,855

INDONESIA — 1.9%
Communication Services — 0.3%
Telkom Indonesia Persero	858,300	179,124

Consumer Staples — 0.0%
Charoen Pokphand Indonesia	117,500	31,780

Energy — 0.2%
United Tractors	81,600	144,360

Financials — 1.2%
Bank Central Asia	811,300	392,878
Bank Mandiri Persero	670,700	205,131
Bank Negara Indonesia Persero	250,200	65,570
Bank Rakyat Indonesia Persero	932,300	204,631
		868,210
Industrials — 0.2%
Astra International	372,600	149,710

TOTAL INDONESIA		1,373,184

MALAYSIA — 2.1%
Communication Services — 0.2%
CelcomDigi Bhd	55,400	43,550
Maxis	109,000	101,801
		145,351
Consumer Staples — 0.1%
SD Guthrie	41,900	59,164

Financials — 1.3%
CIMB Group Holdings	153,555	312,181
Hong Leong Bank	9,700	52,922
Malayan Banking	104,216	269,143
Public Bank	241,600	270,297
		904,543
Health Care — 0.1%
IHH Healthcare	36,200	78,056

Materials — 0.0%
Petronas Chemicals Group	55,400	49,557

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities — 0.4%
Petronas Gas	9,400	$42,019
Tenaga Nasional	68,600	231,935
		273,954
TOTAL MALAYSIA		1,510,625

MEXICO — 3.8%
Communication Services — 0.4%
America Movil	298,800	309,611

Consumer Staples — 0.9%
Fomento Economico Mexicano	30,600	309,514
Grupo Bimbo, Ser A	20,600	67,737
Wal-Mart de Mexico	79,600	248,503
		625,754
Financials — 0.7%
Grupo Financiero Banorte, Cl O	41,900	389,042
Grupo Financiero Inbursa, Cl O	28,100	68,095
		457,137
Industrials — 0.5%
Grupo Aeroportuario del Pacifico, Cl B	7,690	202,332
Grupo Aeroportuario del Sureste, Cl B	4,915	158,329
		360,661
Materials — 1.2%
Cemex	233,000	267,867
Grupo Mexico	41,900	396,243
Southern Copper	1,407	201,862
		865,972
Real Estate — 0.1%
Fibra Uno Administracion †	52,400	78,660

TOTAL MEXICO		2,697,795

PERU — 0.5%
Financials — 0.3%
Credicorp	693	198,891

Materials — 0.2%
Cia de Minas Buenaventura SAA ADR	5,445	151,534

TOTAL PERU		350,425

PHILIPPINES — 0.6%
Financials — 0.1%
BDO Unibank	50,929	116,518

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.2%
Ayala	5,940	$47,251
SM Investments	5,940	70,625
		117,876
Real Estate — 0.3%
Ayala Land	206,100	78,646
SM Prime Holdings	281,500	108,854
		187,500
Utilities — 0.0%
Manila Electric	2,580	25,172

TOTAL PHILIPPINES		447,066

POLAND — 2.1%
Communication Services — 0.1%
CD Projekt	1,127	75,547

Consumer Discretionary — 0.4%
LPP	49	283,625

Energy — 0.2%
ORLEN	5,228	139,760

Financials — 1.2%
Bank Polska Kasa Opieki	3,087	176,108
Powszechna Kasa Oszczednosci Bank Polski	15,419	365,232
Powszechny Zaklad Ubezpieczen	11,203	207,969
Santander Bank Polska	601	91,173
		840,482
Materials — 0.2%
KGHM Polska Miedz *	2,152	168,080

TOTAL POLAND		1,507,494

QATAR — 1.0%
Financials — 0.8%
AlRayan Bank	73,022	44,002
Qatar Islamic Bank	21,415	140,865
Qatar National Bank	75,911	389,041
		573,908
Industrials — 0.2%
Industries Qatar	34,056	111,587

TOTAL QATAR		685,495

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
ROMANIA — 0.2%
Real Estate — 0.2%
NEPI Rockcastle	17,459	$153,675
TOTAL ROMANIA		153,675

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR (A)(B)	3,839	—

Consumer Discretionary — 0.0%
X5 Retail Group GDR *(A)(B)	915	—

Energy — 0.0%
Gazprom PJSC *(A)(B)	89,700	—
LUKOIL PJSC *(A)(B)	3,729	—
Novatek PJSC GDR *(A)(B)	756	—
Rosneft Oil PJSC *(A)(B)	10,270	—
Tatneft PJSC *(A)(B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC *(A)(B)	99,330	—

Materials — 0.0%
Alrosa PJSC *(A)(B)	18,910	—
GMK Norilskiy Nickel PAO *(A)(B)	67,000	—
Novolipetsk Steel PJSC *(A)(B)	8,860	—
Severstal PAO *(A)(B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 4.8%
Communication Services — 0.1%
MTN Group	10,547	107,889

Consumer Discretionary — 1.4%
Naspers, Cl N	14,495	966,196

Financials — 2.2%
Absa Group	11,204	161,846
Capitec Bank Holdings	1,055	264,597
Discovery	17,314	237,798
FirstRand	41,542	227,516
Nedbank Group	11,754	188,873
Remgro	13,621	149,288
Sanlam	22,705	134,956

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Standard Bank Group	11,160	$195,586
		1,560,460
Industrials — 0.2%
Bidvest Group	9,131	130,871

Materials — 0.9%
Gold Fields	7,349	321,861
Harmony Gold Mining	6,910	140,569
Sasol *	8,681	55,638
Valterra Platinum	1,093	92,978
		611,046
TOTAL SOUTH AFRICA		3,376,462

SOUTH KOREA — 20.2%
Consumer Discretionary — 1.4%
Coway	676	40,779
Hyundai Mobis	1,071	277,313
Hyundai Motor	1,458	300,092
Kia	3,038	256,866
LG Electronics	1,779	113,491
		988,541
Consumer Staples — 0.5%
Amorepacific	658	54,584
KT&G	2,627	259,135
LG H&H	157	28,173
		341,892
Energy — 0.4%
HD Hyundai	1,640	214,599
SK Innovation	1,013	71,164
S-Oil *	582	33,533
		319,296
Financials — 2.6%
DB Insurance	638	58,062
Hana Financial Group	5,607	366,262
Industrial Bank of Korea	3,256	47,352
KB Financial Group	4,900	424,165
Samsung Fire & Marine Insurance	848	292,566
Samsung Life Insurance *	882	96,493
Shinhan Financial Group	7,148	381,577
Woori Financial Group	9,385	182,417
		1,848,894

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 0.7%
Celltrion	2,540	$319,102
Samsung Biologics *	177	208,264
		527,366
Industrials — 2.9%
HD Korea Shipbuilding & Offshore Engineering	484	136,745
Hyundai Glovis	2,206	276,563
Korea Aerospace Industries	2,838	225,378
LG	2,037	114,113
LG Energy Solution *	774	197,993
Samsung C&T	1,817	302,087
Samsung Heavy Industries *	17,581	294,125
SK	732	130,338
SK Square *	1,354	345,890
		2,023,232
Information Technology — 10.5%
LG Display *	2,764	22,660
Samsung Electro-Mechanics	1,244	220,207
Samsung Electronics	50,114	4,171,093
Samsung SDI	844	157,897
Samsung SDS	444	52,859
SK hynix	6,243	2,821,279
		7,445,995
Materials — 0.8%
Korea Zinc	98	89,527
LG Chem	751	173,603
POSCO Holdings	1,278	270,584
		533,714
Utilities — 0.4%
Korea Electric Power	7,926	259,697

TOTAL SOUTH KOREA		14,288,627

TAIWAN — 26.2%
Communication Services — 0.7%
Chunghwa Telecom	41,000	170,287
Far EasTone Telecommunications	57,000	160,185
Taiwan Mobile	55,000	189,924
		520,396
Financials — 4.4%
Cathay Financial Holding	114,000	275,018
Chailease Holding	39,379	132,223
Chang Hwa Commercial Bank	316,346	205,893

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
CTBC Financial Holding	170,000	$271,606
E.Sun Financial Holding	146,185	157,023
First Financial Holding	254,306	237,952
Fubon Financial Holding	84,735	259,162
Hua Nan Financial Holdings	197,042	194,405
KGI Financial Holding	345,420	189,637
Mega Financial Holding	161,516	205,619
Shanghai Commercial & Savings Bank	117,000	151,182
SinoPac Financial Holdings	142,269	129,498
Taiwan Business Bank	424,000	215,910
Taiwan Cooperative Financial Holding	229,568	177,544
TS Financial Holding	271,312	176,151
Yuanta Financial Holding	112,589	140,824
		3,119,647
Industrials — 0.3%
Far Eastern New Century	168,000	148,642
Teco Electric and Machinery	11,000	29,407
		178,049
Information Technology — 19.6%
Accton Technology	16,000	603,428
ASE Technology Holding	32,000	255,120
Asustek Computer	7,000	122,086
Catcher Technology	19,000	125,778
Delta Electronics	21,000	643,625
Hon Hai Precision Industry	116,000	850,973
Innolux	172,400	93,551
Lite-On Technology	26,000	135,294
MediaTek	19,000	864,722
Novatek Microelectronics	12,000	142,836
Pegatron	58,000	126,631
Quanta Computer	26,000	225,076
Taiwan Semiconductor Manufacturing	185,000	9,126,207
United Microelectronics	150,000	235,117
Wistron	50,000	239,493
Wiwynn	1,000	142,741
		13,932,678
Materials — 1.2%
Asia Cement	75,000	88,796
China Steel	248,000	149,966
Formosa Chemicals & Fibre	57,000	58,233
Formosa Plastics	75,000	93,092
Nan Ya Plastics	183,000	350,618

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
TCC Group Holdings	111,404	$82,257
		822,962
TOTAL TAIWAN		18,573,732

THAILAND — 1.4%
Communication Services — 0.2%
Advanced Info Service NVDR	18,300	181,809

Consumer Staples — 0.2%
CP ALL NVDR	92,600	127,856

Energy — 0.4%
PTT NVDR	196,200	199,283
PTT Exploration & Production NVDR	26,800	96,124
		295,407
Health Care — 0.1%
Bangkok Dusit Medical Services NVDR	168,300	103,101

Industrials — 0.2%
Airports of Thailand NVDR	80,600	135,591

Materials — 0.1%
Siam Cement NVDR	7,600	44,266

Real Estate — 0.2%
Central Pattana NVDR	74,600	130,825

TOTAL THAILAND		1,018,855

TÜRKIYE — 0.6%
Consumer Staples — 0.2%
BIM Birlesik Magazalar	13,059	163,070

Energy — 0.2%
Turkiye Petrol Rafinerileri	26,142	112,201

Financials — 0.2%
Akbank	93,406	151,749

TOTAL TÜRKIYE		427,020

UNITED ARAB EMIRATES — 1.7%
Communication Services — 0.3%
Emirates Telecommunications Group PJSC	40,863	204,042

Financials — 0.6%
Abu Dhabi Commercial Bank PJSC	41,467	161,447

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
First Abu Dhabi Bank PJSC	61,116	$290,197
		451,644
Real Estate — 0.8%
Aldar Properties PJSC	78,604	186,189
Emaar Properties PJSC	99,782	381,698
		567,887
TOTAL UNITED ARAB EMIRATES		1,223,573

UNITED KINGDOM — 0.8%
Materials — 0.8%
Anglogold Ashanti PLC	6,159	532,696
TOTAL UNITED KINGDOM		532,696

TOTAL COMMON STOCK (Cost $49,624,621)		68,802,985

PREFERRED STOCK — 3.4%
BRAZIL — 2.0%
Energy — 0.5%
Petroleo Brasileiro - Petrobras (C)	62,900	353,771

Financials — 1.3%
Banco Bradesco (C)	77,871	258,493
Itau Unibanco Holding (C)	68,742	492,131
Itausa (C)	85,608	182,473
		933,097
Industrials — 0.0%
Localiza Rent a Car *(C)	755	5,715

Materials — 0.1%
Gerdau (C)	16,490	61,359

Utilities — 0.1%
Axia Energia *(C)	3,653	32,749
Cia Energetica de Minas Gerais (C)	20,100	41,082
		73,831
TOTAL BRAZIL		1,427,773

CHILE — 0.2%
Materials — 0.2%
Sociedad Quimica y Minera de Chile *(C)	2,363	167,218

COLOMBIA — 0.1%
Financials — 0.1%
Grupo Cibest (C)	5,742	90,926

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PAO *(A)(B)(C)	50,900	—

Schedule of Investments (Unaudited) December 31, 2025

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

	Shares	Value
PREFERRED STOCK (continued)
SOUTH KOREA — 1.1%
Information Technology — 1.1%
Samsung Electronics (C)	12,044	$745,774

TOTAL PREFERRED STOCK (Cost $1,875,163)		2,431,691

TOTAL INVESTMENTS — 100.5% (Cost $51,499,784)		71,234,676
OTHER ASSETS LESS LIABILITIES – (0.5)%		(334,275)
NET ASSETS - 100%		$70,900,401

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-014-1400

Consolidated Schedule of Investments (Unaudited) December 31, 2025

KraneShares Global Carbon Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 50.0%
Fixed Income — 50.0%
KraneShares Sustainable Ultra Short Duration Index ETF (A)(B)(C)	3,633,600	$91,039,848
TOTAL EXCHANGE-TRADED FUND (Cost $91,196,247)		91,039,848

	Face Amount
INDEX-LINKED NOTE — 22.7%
UNITED STATES — 22.7%
Financials — 22.7%
GS Finance, 4.500%, 1/27/2027 (D)(E)	41,677,000	41,410,268
TOTAL UNITED STATES		41,410,268

TOTAL INDEX-LINKED NOTE (Cost $41,677,000)		41,410,268

	Shares
SHORT-TERM INVESTMENT — 14.5%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 3.740% (F)	26,349,944	26,349,943
TOTAL SHORT-TERM INVESTMENT (Cost $26,349,943)		26,349,943

TOTAL INVESTMENTS — 87.2% (Cost $159,223,190)		158,800,059
OTHER ASSETS LESS LIABILITIES – 12.8%		23,390,038
NET ASSETS - 100%		$182,190,097

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance Vintage ^	1,400	Dec-2026	$43,263,182	$46,060,000	$2,796,818
ICE ECX Emission ^	246	Dec-2026	24,406,747	25,242,548	646,348
RGGI Vintage ^	311	Dec-2026	8,741,101	8,191,740	(549,361)
UK Emission Allowance ^	110	Dec-2026	8,609,646	9,923,333	1,181,472
WA Carbon Allowance Vintage ^	128	Dec-2026	9,442,691	9,856,000	413,309
			$94,463,367	$99,273,621	$4,488,586

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of December 31, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Consolidated Schedule of Investments (Unaudited) December 31, 2025

KraneShares Global Carbon Strategy ETF (concluded)

(E)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of December 31, 2025 was $41,410,268 and represented 22.7% of the Net Assets of the Fund.
(F)	The rate shown is the 7-day effective yield as of December 31, 2025.

Transactions with affiliated companies during the period ended December 31, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$117,673,932	$21,687,186	$(48,246,008)	$103,791	$(179,053)	$91,039,848	$3,346,692	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-020-1000

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF

	Shares	Value
COMMON STOCK — 99.7% ‡
MEXICO — 0.2%
Materials — 0.2%
Southern Copper	395	$56,671
TOTAL MEXICO		56,671

UNITED STATES — 99.5%
Communication Services — 4.7%
Alphabet, Cl C	1,390	436,182
AT&T	5,188	128,870
Comcast, Cl A	10,829	323,679
Verizon Communications	8,898	362,415
		1,251,146
Consumer Discretionary — 9.4%
Best Buy	5,163	345,560
Ford Motor	34,038	446,578
Genuine Parts	887	109,065
Home Depot	1,496	514,774
McDonald’s	236	72,129
NIKE, Cl B	545	34,722
Tapestry	2,443	312,142
Tesla *	626	281,525
Upbound Group	22,598	396,821
		2,513,316
Consumer Staples — 8.1%
Altria Group	6,353	366,314
Cal-Maine Foods	4,523	359,895
Coca-Cola	443	30,970
Colgate-Palmolive	944	74,595
Constellation Brands, Cl A	610	84,156
Energizer Holdings	22,112	439,808
Flowers Foods	21,792	237,097
Philip Morris International	2,467	395,707
Procter & Gamble	1,362	195,188
		2,183,730
Energy — 3.6%
APA	2,611	63,865
Chevron	1,755	267,479
DT Midstream	1,740	208,243
HF Sinclair	4,144	190,956
Kinder Morgan	8,916	245,101
		975,644
Financials — 13.9%
CME Group, Cl A	445	121,521

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Goldman Sachs Group	575	$505,425
JPMorgan Chase	2,008	647,018
Main Street Capital	4,196	253,396
Morgan Stanley	1,308	232,209
Northwest Bancshares	13,247	158,964
Prudential Financial	3,878	437,749
Regions Financial	11,862	321,460
T Rowe Price Group	4,068	416,482
Visa, Cl A	468	164,132
Western Union	50,694	471,961
		3,730,317
Health Care — 9.2%
AbbVie	1,966	449,211
Amgen	398	130,269
Bristol-Myers Squibb	7,374	397,754
Gilead Sciences	1,322	162,262
Johnson & Johnson	2,926	605,536
Merck	1,012	106,523
Pfizer	17,554	437,095
UnitedHealth Group	503	166,045
		2,454,695
Industrials — 10.5%
Automatic Data Processing	118	30,353
Cummins	485	247,568
Fastenal	4,714	189,173
Illinois Tool Works	1,602	394,573
Lockheed Martin	237	114,630
MSC Industrial Direct, Cl A	4,185	351,958
Paychex	3,673	412,037
Snap-on	741	255,349
Union Pacific	1,472	340,503
United Parcel Service, Cl B	4,905	486,527
		2,822,671
Information Technology — 29.3%
Amphenol, Cl A	3,329	449,881
Apple	326	88,626
Applied Materials	410	105,366
AppLovin, Cl A *	222	149,588
Broadcom	2,516	870,788
Cisco Systems	6,826	525,807
International Business Machines	1,690	500,595
Lam Research	447	76,517
Microsoft	4,188	2,025,401

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Value Line® Dynamic Dividend Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
NVIDIA	11,455	$2,136,357
Oracle	1,030	200,757
Palantir Technologies, Cl A *	1,709	303,775
Texas Instruments	2,535	439,797
		7,873,255
Materials — 0.5%
Packaging Corp of America	666	137,349

Real Estate — 7.5%
American Homes 4 Rent, Cl A †	7,359	236,224
Equity Residential †	2,232	140,705
Public Storage †	1,558	404,301
Simon Property Group †	2,316	428,715
VICI Properties, Cl A †	14,531	408,612
WP Carey †	5,974	384,486
		2,003,043
Utilities — 2.8%
American Electric Power	1,674	193,029
Consolidated Edison	2,233	221,781
Entergy	1,116	103,152
Public Service Enterprise Group	1,309	105,113
WEC Energy Group	1,247	131,509
		754,584
TOTAL UNITED STATES		26,699,750

TOTAL COMMON STOCK (Cost $24,842,152)		26,756,421

TOTAL INVESTMENTS — 99.7% (Cost $24,842,152)		26,756,421
OTHER ASSETS LESS LIABILITIES – 0.3%		84,719
NET ASSETS - 100%		$26,841,140

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-026-1000

Consolidated Schedule of Investments (Unaudited) December 31, 2025

KraneShares Mount Lucas Managed Futures Index Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 71.4%
U.S. Treasury Bills
3.823%, 01/02/2026 (A)(B)	$25,000,000	$25,000,000
3.783%, 01/13/2026 (A)(B)	22,000,000	21,976,413
3.737%, 02/19/2026 (A)(B)	25,000,000	24,881,158
3.605%, 01/29/2026 (A)(B)	25,000,000	24,933,888
3.488%, 02/26/2026 (A)(B)	25,000,000	24,862,863
TOTAL U.S. TREASURY OBLIGATIONS (Cost $121,639,256)		121,654,322

TOTAL INVESTMENTS — 71.4% (Cost $121,639,256)		121,654,322
OTHER ASSETS LESS LIABILITIES – 28.6%		48,644,064
NET ASSETS - 100%		$170,298,386

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
AUD Currency	422	Mar-2026	$28,142,674	$28,160,060	$17,386
British Pound	335	Mar-2026	28,074,659	28,177,688	103,029
CAD Currency	238	Mar-2026	17,441,724	17,402,560	(39,164)
Copper ^	88	Mar-2026	11,325,691	12,500,400	1,174,709
Euro FX	190	Mar-2026	27,873,891	27,977,500	103,609
Gasoline ^	36	Mar-2026	2,760,689	2,633,148	(127,541)
Gold ^	27	Feb-2026	11,149,732	11,720,970	571,238
Live Cattle ^	133	Feb-2026	11,872,098	12,321,120	449,022
Long Gilt 10-Year Bond	358	Mar-2026	43,170,736	44,091,903	114,141
NY Harbor ULSD ^	124	Mar-2026	11,980,370	10,954,507	(1,025,863)
Soybean ^	68	Mar-2026	3,836,102	3,561,500	(274,602)
Swiss Franc	176	Mar-2026	27,759,119	27,956,500	197,381
Ultra 10-Year U.S. Treasury Note	374	Mar-2026	43,506,260	43,015,844	(490,416)
			268,893,745	270,473,700	772,929
Short Contracts
Canadian 10-Year Bond	(259)	Mar-2026	(22,861,614)	(22,815,701)	7,059
Corn ^	(519)	Mar-2026	(11,517,536)	(11,424,488)	93,048
Euro-Bund 10-Year Bond	(283)	Mar-2026	(42,310,554)	(42,427,384)	271,509
Japanese 10-Year Bond	(49)	Mar-2026	(42,069,725)	(41,445,416)	339,864
Japanese Yen	(342)	Mar-2026	(27,594,706)	(27,439,088)	155,618
Natural Gas ^	(304)	Mar-2026	(11,519,402)	(9,515,200)	2,004,202
Sugar No. 11 ^	(682)	Mar-2026	(12,551,835)	(11,465,238)	1,086,597
Wheat ^	(431)	Mar-2026	(11,647,220)	(10,925,850)	721,370
WTI Crude Oil ^	(200)	Mar-2026	(11,689,946)	(11,444,000)	245,946
			(193,762,538)	(188,902,365)	4,925,213
			$75,131,207	$81,571,335	$5,698,142

Consolidated Schedule of Investments (Unaudited) December 31, 2025

KraneShares Mount Lucas Managed Futures Index Strategy ETF (concluded)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of December 31, 2025.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Security pledged as collateral on futures contracts.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-025-1000

Schedule of Investments (Unaudited) December 31, 2025

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.0% ‡
CHINA — 99.0%
Consumer Discretionary — 3.9%
Beijing Roborock Technology, Cl A	40,032	$872,107
Ninebot, Cl A	110,865	882,955
Tianneng Battery Group, Cl A	26,280	125,076
		1,880,138
Health Care — 10.6%
APT Medical, Cl A	16,340	569,482
MGI Tech, Cl A *	48,262	420,118
Shanghai Allist Pharmaceuticals, Cl A	52,143	778,042
Shanghai Junshi Biosciences, Cl A *	103,602	507,030
Shanghai United Imaging Healthcare, Cl A	95,494	1,716,989
Sichuan Biokin Pharmaceutical, Cl A *	15,948	738,229
Xiamen Amoytop Biotech, Cl A	31,530	378,001
		5,107,891
Industrials — 1.8%
AVIC Chengdu UAS, Cl A *	52,143	358,729
Sany Renewable Energy, Cl A	47,369	171,561
Zhuzhou CRRC Times Electric, Cl A	50,340	369,908
		900,198
Information Technology — 79.7%
ACM Research Shanghai, Cl A	18,548	467,822
Advanced Micro-Fabrication Equipment China, Cl A	63,467	2,574,418
Amlogic Shanghai, Cl A *	65,067	813,157
ASR Microelectronics, Cl A *	48,469	573,647
Beijing Kingsoft Office Software, Cl A	44,724	1,967,550
Bestechnic Shanghai, Cl A	22,807	741,540
Biwin Storage Technology, Cl A *	63,090	1,037,558
Cambricon Technologies, Cl A *	26,410	5,128,987
China Railway Signal & Communication, Cl A	499,464	391,417
China Resources Microelectronics, Cl A	102,548	776,608
CSI Solar, Cl A	284,906	608,593
Everdisplay Optronics Shanghai, Cl A *	1,066,745	406,527
GalaxyCore, Cl A	150,665	322,486
Guobo Electronics, Cl A	34,530	460,618
Hangzhou EZVIZ Network, Cl A	30,417	131,212
Hwatsing Technology, Cl A	47,806	1,027,911
Hygon Information Technology, Cl A	148,948	4,788,776
Jinko Solar, Cl A *	772,878	624,508
Loongson Technology, Cl A *	38,722	732,894
Montage Technology, Cl A	183,461	3,096,255
National Silicon Industry Group, Cl A *	370,159	1,147,607
Nexchip Semiconductor, Cl A	193,852	921,776
Piotech, Cl A	32,581	1,540,373

Schedule of Investments (Unaudited) December 31, 2025

KraneShares SSE STAR Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Shanghai BOCHU Electronic Technology, Cl A	22,304	$434,236
Shengyi Electronics, Cl A	48,193	660,691
Shenzhen Transsion Holdings, Cl A	111,160	1,053,639
SICC, Cl A *	41,493	528,356
Smartsens Technology Shanghai, Cl A	54,324	740,072
SUPCON Technology, Cl A	122,237	864,071
Suzhou Centec Communications, Cl A *	23,755	482,216
Trina Solar, Cl A *	252,525	598,756
United Nova Technology, Cl A *	971,313	930,964
Verisilicon Microelectronics Shanghai, Cl A *	71,087	1,394,965
Xinjiang Daqo New Energy, Cl A *	124,284	477,553
		38,447,759
Materials — 3.0%
Cathay Biotech, Cl A	69,646	496,905
Western Superconducting Technologies, Cl A	87,824	938,390
		1,435,295
TOTAL CHINA		47,771,281

TOTAL COMMON STOCK (Cost $42,765,129)		47,771,281

TOTAL INVESTMENTS — 99.0% (Cost $42,765,129)		47,771,281
OTHER ASSETS LESS LIABILITIES – 1.0%		466,279
NET ASSETS - 100%		$48,237,560

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-024-1000

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 94.0% ‡
CHINA — 94.0%
Communication Services — 28.9%
Baidu, Cl A *	155,300	$2,623,749
Bilibili, Cl Z *	38,940	965,057
Kingsoft	131,800	481,582
Kuaishou Technology, Cl B	310,600	2,551,920
NetEase	174,805	4,819,574
Tencent Holdings	63,600	4,894,508
Tencent Music Entertainment Group, Cl A	7,800	69,146
		16,405,536
Consumer Discretionary — 42.5%
Alibaba Group Holding	138,300	2,537,321
BYD, Cl H	391,700	4,798,432
Haier Smart Home, Cl A	304,826	950,880
JD.com, Cl A	176,909	2,536,525
Li Auto, Cl A *	174,700	1,455,553
Meituan, Cl B *	406,380	5,393,339
Midea Group, Cl H	77,500	845,844
NIO, Cl A *	65,730	345,899
Tongcheng Travel Holdings	177,200	510,871
Trip.com Group	30,300	2,156,639
XPeng, Cl A *	203,700	2,076,649
Zhejiang Leapmotor Technology, Cl H *	92,300	576,556
		24,184,508
Consumer Staples — 2.7%
Alibaba Health Information Technology *	810,000	525,535
JD Health International *	140,650	1,002,900
		1,528,435
Information Technology — 19.9%
BYD Electronic International	99,000	427,874
Horizon Robotics, Cl B *	1,306,800	1,453,959
Hua Hong Semiconductor, Cl H *	92,000	878,217
Kingdee International Software Group *	379,000	647,127
Lenovo Group	934,000	1,111,176
SenseTime Group, Cl B *	4,126,000	1,166,211
Sunny Optical Technology Group	89,340	752,391

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Xiaomi, Cl B *	963,400	$4,864,344
		11,301,299
TOTAL CHINA		53,419,778

TOTAL COMMON STOCK (Cost $53,448,499)		53,419,778

TOTAL INVESTMENTS — 94.0% (Cost $53,448,499)		53,419,778
OTHER ASSETS LESS LIABILITIES – 6.0%		3,382,319
NET ASSETS - 100%		$56,802,097

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-028-1000

Consolidated Schedule of Investments (Unaudited) December 31, 2025

KraneShares European Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 63.6%
Fixed Income — 63.6%
KraneShares Sustainable Ultra Short Duration Index ETF (A)(B)(C)	196,700	$4,928,318
TOTAL EXCHANGE-TRADED FUND (Cost $4,936,236)		4,928,318

SHORT-TERM INVESTMENT — 15.4%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 3.740% (D)	1,189,714	1,189,714
TOTAL SHORT-TERM INVESTMENT (Cost $1,189,714)		1,189,714

TOTAL INVESTMENTS — 79.0% (Cost $6,125,950)		6,118,032
OTHER ASSETS LESS LIABILITIES – 21.0%		1,621,957
NET ASSETS - 100%		$7,739,989

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro FX ^	39	Mar-2026	$5,702,975	$5,742,750	$39,775
ICE ECX Emission ^	75	Dec-2026	7,403,546	7,695,899	220,040
			$13,106,521	$13,438,649	$259,815

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of December 31, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of December 31, 2025.

Transactions with affiliated companies during the period ended December 31, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$3,588,948	$2,408,011	$(1,065,870)	$482	$(3,253)	$4,928,318	$140,314	$—

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-029-0900

Consolidated Schedule of Investments (Unaudited) December 31, 2025

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 81.1%
Fixed Income — 81.1%
KraneShares Sustainable Ultra Short Duration Index ETF (A)(B)(C)	3,723,400	$93,289,787
TOTAL EXCHANGE-TRADED FUND (Cost $93,486,788)		93,289,787

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 3.740% (D)	1,060,301	1,060,301
TOTAL SHORT-TERM INVESTMENT (Cost $1,060,301)		1,060,301

TOTAL INVESTMENTS — 82.0% (Cost $94,547,089)		94,350,088
OTHER ASSETS LESS LIABILITIES – 18.0%		20,723,510
NET ASSETS - 100%		$115,073,598

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance Vintage ^	3,500	Dec-2026	$108,012,070	$115,150,000	$7,137,930

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of December 31, 2025.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of December 31, 2025.

Transactions with affiliated companies during the period ended December 31, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2025	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$87,196,672	$33,713,550	$(27,507,820)	$(22,669)	$(89,946)	$93,289,787	$2,927,018	$—

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-030-0900

Schedule of Investments (Unaudited) December 31, 2025

KraneShares KWEB Covered Call Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 103.0%
Domestic Equity — 103.0%
KraneShares CSI China Internet ETF (A)(B)	3,656,000	$124,486,800
TOTAL EXCHANGE-TRADED FUND (Cost $129,265,103)		124,486,800

SHORT-TERM INVESTMENT — 0.0%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 3.740% (C)	57,063	57,063
TOTAL SHORT-TERM INVESTMENT (Cost $57,063)		57,063

TOTAL INVESTMENTS — 103.0% (Cost $129,322,166)		124,543,863
OTHER ASSETS LESS LIABILITIES – (3.0)%		(3,640,687)
NET ASSETS - 100%		$120,903,176

WRITTEN OPTIONS (D) — (0.9)% (Premiums Received $(2,810,372))		$(1,049,658)

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	The rate shown is the 7-day effective yield as of December 31, 2025.
(D)	Refer to option table below.

Written options contracts outstanding as of December 31, 2025 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS — (0.9)%
Call Options
KWEB US*	(6,135)	$(20,889,675)	$37.57	01/02/26	$(2,147)
KWEB US*	(410)	(1,396,050)	37.99	01/02/26	(110)
KWEB US*	(6,824)	(23,235,720)	37.59	01/09/26	(25,522)
KWEB US*	(5,384)	(18,332,520)	36.89	01/16/26	(49,425)
KWEB US*	(410)	(1,396,050)	35.85	01/23/26	(11,222)
KWEB US*	(5,487)	(18,683,235)	36.50	01/23/26	(103,759)
KWEB US*	(2,000)	(6,810,000)	34.47	01/30/26	(160,360)
KWEB US*	(9,030)	(30,747,150)	34.83	01/30/26	(596,793)
KWEB US*	(880)	(2,996,400)	34.05	02/06/26	(100,320)
Total Written Options		$(124,486,800)			$(1,049,658)

*	KraneShares CSI China Internet ETF.

Schedule of Investments (Unaudited) December 31, 2025

KraneShares KWEB Covered Call Strategy ETF

Transactions with affiliated companies during the period ended December 31, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2025	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$106,999,569	$441,609,050	$(407,143,370)	$(5,539,226)	$(11,439,223)	$124,486,800	$6,829,521	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-037-0600

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Global Luxury Index ETF

	Shares	Value
COMMON STOCK — 98.2% ‡
DENMARK — 4.1%
Consumer Discretionary — 4.1%
Pandora	735	$81,780
TOTAL DENMARK		81,780

FRANCE — 34.5%
Consumer Discretionary — 20.7%
Hermes International	48	119,625
Kering	249	88,024
LVMH Moet Hennessy Louis Vuitton	274	207,561
		415,210
Consumer Staples — 7.9%
L’Oreal	371	159,736

Health Care — 5.9%
EssilorLuxottica	372	117,918

TOTAL FRANCE		692,864

ITALY — 11.6%
Consumer Discretionary — 11.6%
Brunello Cucinelli	330	38,145
Ferrari	213	79,725
Moncler	1,390	89,656
PRADA	4,500	26,017
TOTAL ITALY		233,543

JAPAN — 6.5%
Consumer Staples — 6.5%
Kao	2,000	79,888
Shiseido	3,500	50,866
TOTAL JAPAN		130,754

SWITZERLAND — 9.6%
Consumer Discretionary — 9.6%
Cie Financiere Richemont, Cl A	887	192,627
TOTAL SWITZERLAND		192,627

UNITED KINGDOM — 3.0%
Consumer Discretionary — 3.0%
Burberry Group *	3,516	60,013
TOTAL UNITED KINGDOM		60,013

UNITED STATES — 28.9%
Consumer Discretionary — 24.5%
Bath & Body Works	2,038	40,923

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Global Luxury Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Deckers Outdoor *	1,054	$109,268
Ralph Lauren, Cl A	260	91,938
Samsonite Group	12,300	31,447
Signet Jewelers	318	26,356
Tapestry	697	89,056
Vail Resorts	342	45,418
VF	3,181	57,512
		491,918
Consumer Staples — 4.4%
Estee Lauder, Cl A	851	89,117

TOTAL UNITED STATES		581,035

TOTAL COMMON STOCK (Cost $2,080,854)		1,972,616

TOTAL INVESTMENTS — 98.2% (Cost $2,080,854)		1,972,616
OTHER ASSETS LESS LIABILITIES – 1.8%		35,404
NET ASSETS - 100%		$2,008,020

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-039-0500

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Hedgeye Hedged Equity

	Shares	Value
EXCHANGE-TRADED FUND — 99.8%
Domestic Equity — 99.8%
SPDR S&P 500 ETF Trust (A)	80,400	$54,826,368
TOTAL EXCHANGE-TRADED FUND (Cost $54,068,060)		54,826,368

PURCHASED OPTION (B) — 0.4%
TOTAL PURCHASED OPTION (Cost $582,236)		222,800

TOTAL INVESTMENTS — 100.2% (Cost $54,650,296)		55,049,168
OTHER ASSETS LESS LIABILITIES – (0.2)%		(104,568)
NET ASSETS - 100%		$54,944,600

WRITTEN OPTIONS (B) — (0.3)% (Premiums Received $(577,263))		$(158,904)

(A)	For financial information on the SPDR S&P 500 ETF Trust, please go to the Commission’s website at https://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund at December 31, 2025 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 0.4%
Put Options
S&P 500 Index	80	$54,764,000	$6,805.00	01/09/26	$222,800

WRITTEN OPTIONS — (0.3)%
Put Options
S&P 500 Index	(80)	$(54,764,000)	$6,695.00	01/09/26	$(73,600)
Call Options
SPDR S&P 500 ETF Trust	(804)	$(54,826,368)	$691.55	01/09/26	$(85,304)
Total Written Options		$(109,590,368)			$(158,904)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-042-0400

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Artificial Intelligence

	Shares	Value
COMMON STOCK — 89.1% ‡
CANADA — 2.3%
Information Technology — 2.3%
Shopify, Cl A *	12,978	$2,092,386
TOTAL CANADA		2,092,386

GERMANY — 1.9%
Information Technology — 1.9%
SAP	7,250	1,774,056
TOTAL GERMANY		1,774,056

NETHERLANDS — 2.4%
Information Technology — 2.4%
ASML Holding	1,000	1,082,141
Nebius Group, Cl A *	14,211	1,189,532
TOTAL NETHERLANDS		2,271,673

SOUTH KOREA — 2.9%
Information Technology — 2.9%
Samsung Electronics	15,334	1,276,281
SK hynix	3,206	1,448,826
TOTAL SOUTH KOREA		2,725,107

TAIWAN — 3.0%
Information Technology — 3.0%
MediaTek	18,000	819,211
Taiwan Semiconductor Manufacturing	39,000	1,923,903
TOTAL TAIWAN		2,743,114

UNITED STATES — 76.6%
Communication Services — 15.1%
Alphabet, Cl A	12,262	3,838,006
Meta Platforms, Cl A	8,354	5,514,392
Netflix *	20,064	1,881,201
Reddit, Cl A *	6,593	1,515,533
ROBLOX, Cl A *	15,516	1,257,261
		14,006,393
Consumer Discretionary — 6.8%
Amazon.com *	11,703	2,701,286
Duolingo, Cl A *	5,811	1,019,831
Tesla *	5,788	2,602,979
		6,324,096
Health Care — 1.3%
Tempus AI, Cl A *	19,699	1,163,226

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Artificial Intelligence (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.9%
Vertiv Holdings, Cl A	5,218	$845,368

Information Technology — 51.5%
Adobe *	4,899	1,714,601
Advanced Micro Devices *	4,406	943,589
Apple	8,342	2,267,856
AppLovin, Cl A *	2,637	1,776,863
Arista Networks *	6,977	914,196
ARM Holdings ADR *	4,451	486,539
Astera Labs *	6,050	1,006,478
Atlassian, Cl A *	6,591	1,068,665
Broadcom	5,666	1,961,003
Circle Internet Group, Cl A *	8,939	708,863
Cisco Systems	9,678	745,496
Cloudflare, Cl A *	7,554	1,489,271
Confluent, Cl A *	39,621	1,198,139
CoreWeave, Cl A *	14,088	1,008,842
Datadog, Cl A *	10,986	1,493,986
Elastic *	18,164	1,370,292
Gitlab, Cl A *	24,282	911,303
Micron Technology	3,194	911,600
Microsoft	9,302	4,498,633
MongoDB, Cl A *	3,535	1,483,604
NVIDIA	17,133	3,195,305
Oracle	8,890	1,732,750
Palantir Technologies, Cl A *	12,513	2,224,186
Palo Alto Networks *	4,339	799,244
Pure Storage, Cl A *	12,754	854,646
Salesforce	8,254	2,186,567
Samsara, Cl A *	42,141	1,493,898
ServiceNow *	14,933	2,287,586
Snowflake, Cl A *	6,665	1,462,034
Synopsys *	2,154	1,011,777
Twilio, Cl A *	12,407	1,764,772
Zscaler *	3,263	733,914
		47,706,498
Utilities — 1.0%
Constellation Energy	2,683	947,823

TOTAL UNITED STATES		70,993,404

TOTAL COMMON STOCK (Cost $80,806,386)		82,599,740

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Artificial Intelligence (concluded)

	Shares	Value
PREFERRED STOCK — 10.8%
UNITED STATES — 10.8%
Information Technology — 10.8%
Anthropic *(A)(B)	17,829	$3,886,722
XAI Holdings (A)(B)	80,785	6,096,036
		9,982,758
TOTAL UNITED STATES		9,982,758

TOTAL PREFERRED STOCK (Cost $5,499,974)		9,982,758

TOTAL INVESTMENTS — 99.9% (Cost $86,306,360)		92,582,498
OTHER ASSETS LESS LIABILITIES – 0.1%		61,020
NET ASSETS - 100%		$92,643,518

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-043-0400

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 93.1%
AUSTRALIA — 3.6%
Financials — 3.0%
Westpac Banking
5.200%, 04/16/2026	$2,500,000	$2,509,781
4.391%, 04/16/2026, SOFRRATE + 0.420% (A)	900,000	900,654
2.850%, 05/13/2026	1,500,000	1,494,417
2.700%, 08/19/2026	750,000	744,693
		5,649,545
Real Estate — 0.6%
Scentre Group Trust 1
3.625%, 01/28/2026	1,200,000	1,199,452

TOTAL AUSTRALIA		6,848,997

CANADA — 10.1%
Financials — 10.1%
Bank of Nova Scotia
4.750%, 02/02/2026	2,500,000	2,501,649
1.350%, 06/24/2026	3,000,000	2,964,443
1.050%, 03/02/2026	1,500,000	1,493,202
Royal Bank of Canada, MTN
5.200%, 07/20/2026	1,000,000	1,007,084
4.875%, 01/12/2026	1,500,000	1,500,343
1.200%, 04/27/2026	2,000,000	1,983,140
1.150%, 07/14/2026	1,000,000	985,899
0.875%, 01/20/2026	1,000,000	998,542
Toronto-Dominion Bank, MTN
5.532%, 07/17/2026	900,000	907,342
1.250%, 09/10/2026	750,000	736,794
1.200%, 06/03/2026	3,250,000	3,212,915
0.750%, 01/06/2026	1,000,000	999,670
TOTAL CANADA		19,291,023

FRANCE — 0.4%
Financials — 0.4%
Banque Federative du Credit Mutuel
4.935%, 01/26/2026	791,000	791,463

GERMANY — 1.8%
Consumer Discretionary — 1.0%
BMW US Capital
2.800%, 04/11/2026	1,950,000	1,943,477

Financials — 0.8%
Deutsche Bank NY
1.686%, 03/19/2026	1,500,000	1,492,765

TOTAL GERMANY		3,436,242

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
IRELAND — 1.7%
Industrials — 1.7%
AerCap Ireland Capital DAC
4.450%, 04/03/2026	$2,500,000	$2,500,198
1.750%, 01/30/2026	786,000	784,641
TOTAL IRELAND		3,284,839

JAPAN — 3.8%
Financials — 3.8%
Mizuho Financial Group
3.477%, 04/12/2026	2,250,000	2,246,838
Nomura Holdings
5.709%, 01/09/2026	1,000,000	1,000,291
Sumitomo Mitsui Financial Group
5.464%, 01/13/2026	1,318,000	1,318,576
2.632%, 07/14/2026	2,000,000	1,986,095
1.402%, 09/17/2026	750,000	736,857
TOTAL JAPAN		7,288,657

NETHERLANDS — 0.5%
Financials — 0.5%
Cooperatieve Rabobank UA
4.850%, 01/09/2026	1,000,000	1,000,138

NEW ZEALAND — 1.8%
Financials — 1.8%
ASB Bank
5.346%, 06/15/2026	3,500,000	3,521,674

SWITZERLAND — 0.4%
Financials — 0.4%
UBS
1.250%, 08/07/2026	750,000	738,668

UNITED KINGDOM — 4.3%
Financials — 4.3%
Barclays
4.375%, 01/12/2026	1,750,000	1,750,121
HSBC Holdings
4.300%, 03/08/2026	3,250,000	3,251,331
3.900%, 05/25/2026	1,000,000	999,911
LSEG Finance PLC
1.375%, 04/06/2026	2,250,000	2,234,854
TOTAL UNITED KINGDOM		8,236,217

UNITED STATES — 64.7%
Communication Services — 3.4%
Comcast
3.150%, 03/01/2026	2,528,000	2,527,138

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Communication Services (continued)
T-Mobile USA
2.250%, 02/15/2026	$1,000,000	$997,714
1.500%, 02/15/2026	1,000,000	996,731
TWDC Enterprises 18
3.000%, 02/13/2026	1,000,000	998,766
Walt Disney
1.750%, 01/13/2026	1,000,000	999,417
		6,519,766
Consumer Discretionary — 3.4%
American Honda Finance, MTN
5.250%, 07/07/2026	900,000	906,257
eBay
1.400%, 05/10/2026	1,000,000	990,642
Toyota Motor Credit, MTN
5.000%, 08/14/2026	750,000	755,155
4.550%, 08/07/2026	1,250,000	1,255,102
1.125%, 06/18/2026	2,585,000	2,553,658
		6,460,814
Consumer Staples — 2.0%
Archer-Daniels-Midland
2.500%, 08/11/2026	750,000	743,724
Kellanova
3.250%, 04/01/2026	800,000	798,667
PepsiCo
4.550%, 02/13/2026	1,500,000	1,500,294
2.850%, 02/24/2026	753,000	751,851
		3,794,536
Financials — 31.3%
American Express
4.900%, 02/13/2026	2,200,000	2,202,178
3.125%, 05/20/2026	1,000,000	997,110
Ares Capital
3.875%, 01/15/2026	2,000,000	1,999,848
Bank of America
5.526%, 08/18/2026	500,000	504,557
Bank of America, MTN
4.450%, 03/03/2026	6,250,000	6,254,526
Bank of New York Mellon, MTN
2.800%, 05/04/2026	2,000,000	1,992,373
2.450%, 08/17/2026	750,000	743,351
0.750%, 01/28/2026	1,000,000	997,659
Charles Schwab
5.875%, 08/24/2026	750,000	758,236
4.407%, 05/13/2026, SOFRINDX + 0.520% (A)	1,000,000	1,000,688

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
1.150%, 05/13/2026	$1,000,000	$990,147
0.900%, 03/11/2026	596,000	592,613
Chubb INA Holdings
3.350%, 05/03/2026	1,000,000	998,133
Citibank
5.438%, 04/30/2026	3,250,000	3,262,414
Citigroup
4.600%, 03/09/2026	2,500,000	2,502,271
3.700%, 01/12/2026	1,000,000	999,879
3.400%, 05/01/2026	1,000,000	998,126
Fifth Third Bank
3.850%, 03/15/2026	2,500,000	2,498,044
Invesco Finance
3.750%, 01/15/2026	500,000	499,798
Jackson National Life Global Funding
5.500%, 01/09/2026	850,000	850,230
JPMorgan Chase
3.300%, 04/01/2026	2,750,000	2,746,824
3.200%, 06/15/2026	500,000	498,512
Marsh & McLennan
3.750%, 03/14/2026	2,000,000	1,998,258
Morgan Stanley, MTN
6.250%, 08/09/2026	500,000	506,747
3.875%, 01/27/2026	2,000,000	1,999,730
Morgan Stanley Bank
4.754%, 04/21/2026	2,750,000	2,755,211
PNC Financial Services Group
2.600%, 07/23/2026	1,750,000	1,737,797
Prudential Financial, MTN
1.500%, 03/10/2026	3,280,000	3,264,630
State Street
5.272%, 08/03/2026	750,000	754,789
2.650%, 05/19/2026	2,000,000	1,991,501
Truist Bank
3.300%, 05/15/2026	2,500,000	2,492,927
US Bancorp, MTN
3.100%, 04/27/2026	1,000,000	997,473
2.375%, 07/22/2026	750,000	744,541
Wells Fargo, MTN
4.100%, 06/03/2026	2,550,000	2,550,275
Wells Fargo
3.000%, 04/22/2026	2,000,000	1,994,511
Wells Fargo Bank
5.450%, 08/07/2026	1,250,000	1,260,428
		59,936,335

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Health Care — 2.6%
Thermo Fisher Scientific
4.953%, 08/10/2026	$750,000	$754,241
UnitedHealth Group
4.750%, 07/15/2026	2,000,000	2,008,530
1.250%, 01/15/2026	1,250,000	1,248,776
1.150%, 05/15/2026	1,000,000	990,184
		5,001,731
Industrials — 5.0%
Air Lease, MTN
5.300%, 06/25/2026	650,000	653,259
CNH Industrial Capital
1.875%, 01/15/2026	500,000	499,591
JB Hunt Transport Services
3.875%, 03/01/2026	2,000,000	1,999,499
John Deere Capital, MTN
5.050%, 03/03/2026	1,200,000	1,202,300
4.800%, 01/09/2026	1,750,000	1,750,329
4.750%, 06/08/2026	2,000,000	2,007,870
Stanley Black & Decker
3.400%, 03/01/2026	1,500,000	1,497,747
		9,610,595
Information Technology — 11.1%
Apple
3.250%, 02/23/2026	2,300,000	2,297,685
2.450%, 08/04/2026	750,000	744,444
0.700%, 02/08/2026	2,000,000	1,993,679
Broadcom
3.459%, 09/15/2026	750,000	747,917
Cisco Systems
4.900%, 02/26/2026	1,874,000	1,876,902
2.950%, 02/28/2026	2,652,000	2,647,528
Fortinet
1.000%, 03/15/2026	2,000,000	1,986,793
Intel
4.875%, 02/10/2026	850,000	850,540
2.600%, 05/19/2026	2,000,000	1,988,146
Lam Research
3.750%, 03/15/2026	2,750,000	2,748,702
Microsoft
3.400%, 09/15/2026	750,000	748,682
2.400%, 08/08/2026	2,750,000	2,729,777
		21,360,795

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Sustainable Ultra Short Duration Index ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate — 4.9%
Boston Properties
3.650%, 02/01/2026	$1,000,000	$999,264
Equinix
1.450%, 05/15/2026	1,000,000	990,867
Public Storage Operating
0.875%, 02/15/2026	2,000,000	1,992,830
Realty Income
5.050%, 01/13/2026	1,372,000	1,372,207
4.875%, 06/01/2026	3,000,000	3,007,465
Simon Property Group
3.300%, 01/15/2026	1,000,000	999,770
		9,362,403
Utilities — 1.0%
Commonwealth Edison
2.550%, 06/15/2026	2,050,000	2,037,501

TOTAL UNITED STATES		124,084,476

TOTAL CORPORATE OBLIGATIONS (Cost $178,411,048)		178,522,394

TOTAL INVESTMENTS — 93.1% (Cost $178,411,048)		178,522,394
OTHER ASSETS LESS LIABILITIES – 6.9%		13,165,986
NET ASSETS - 100%		$191,688,380

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-041-0400

Schedule of Investments (Unaudited) December 31, 2025

KraneShares China Alpha Index ETF

	Shares	Value
COMMON STOCK — 100.1% ‡
CHINA — 100.1%
Consumer Discretionary — 10.5%
BYD, Cl A	13,300	$186,201
Fuyao Glass Industry Group, Cl A	24,001	222,716
Haier Smart Home, Cl A	47,200	176,426
Seres Group, Cl A	12,300	213,155
		798,498
Financials — 34.5%
Agricultural Bank of China, Cl A	197,000	216,758
Bank of Beijing, Cl A	272,400	213,863
Bank of China, Cl A	265,500	217,955
Bank of Communications, Cl A	205,800	213,762
Bank of Jiangsu, Cl A	144,100	214,706
Bank of Nanjing, Cl A	131,300	215,010
Bank of Shanghai, Cl A	154,700	223,851
China CITIC Bank, Cl A	14,100	15,554
China Construction Bank, Cl A	167,200	222,296
China Everbright Bank, Cl A	436,500	218,252
Chongqing Rural Commercial Bank, Cl A	233,100	215,736
Huaxia Bank, Cl A	222,400	218,897
Industrial & Commercial Bank of China, Cl A	195,700	222,337
		2,628,977
Industrials — 19.3%
Beijing-Shanghai High Speed Railway, Cl A	31,100	22,946
China CSSC Holdings, Cl A	45,900	218,717
COSCO SHIPPING Holdings, Cl A	103,600	225,309
Daqin Railway, Cl A	277,700	205,293
NARI Technology, Cl A	39,800	128,182
Shanghai International Port Group, Cl A	274,300	212,997
Sieyuan Electric, Cl A	10,500	232,551
Yutong Bus, Cl A	47,800	223,936
		1,469,931
Information Technology — 19.5%
Eoptolink Technology, Cl A	4,200	259,271
Luxshare Precision Industry, Cl A	23,700	192,555
NAURA Technology Group, Cl A	3,655	240,394
Shenzhen Transsion Holdings, Cl A	11,790	111,752
Suzhou TFC Optical Communication, Cl A	9,000	261,788
TCL Technology Group, Cl A	123,000	80,004
WUS Printed Circuit Kunshan, Cl A	6,900	72,233
Zhongji Innolight, Cl A	3,000	262,180
		1,480,177

Schedule of Investments (Unaudited) December 31, 2025

KraneShares China Alpha Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 16.3%
Aluminum Corp of China, Cl A	122,000	$213,589
Ningxia Baofeng Energy Group, Cl A	83,800	235,674
Zangge Mining, Cl A	24,000	290,203
Zhejiang Juhua, Cl A	44,100	242,741
Zijin Mining Group, Cl A	51,800	255,811
		1,238,018
TOTAL CHINA		7,615,601

TOTAL COMMON STOCK (Cost $6,075,685)		7,615,601

TOTAL INVESTMENTS — 100.1% (Cost $6,075,685)		7,615,601
OTHER ASSETS LESS LIABILITIES – (0.1)%		(4,434)
NET ASSETS - 100%		$7,611,167

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-046-0300

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Man Buyout Beta Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
BELGIUM — 0.2%
Communication Services — 0.2%
Liberty Global, Cl C *	2,669	$29,466
TOTAL BELGIUM		29,466

BRAZIL — 0.4%
Financials — 0.4%
StoneCo, Cl A *	3,666	54,220
TOTAL BRAZIL		54,220

CANADA — 0.2%
Materials — 0.2%
SSR Mining *	1,118	24,507
TOTAL CANADA		24,507

GUATEMALA — 0.9%
Communication Services — 0.9%
Millicom International Cellular	2,009	111,379
TOTAL GUATEMALA		111,379

NORWAY — 0.1%
Energy — 0.1%
Seadrill *	277	9,584
TOTAL NORWAY		9,584

PUERTO RICO — 0.3%
Communication Services — 0.3%
Liberty Latin America, Cl C *	4,465	33,309
TOTAL PUERTO RICO		33,309

SINGAPORE — 0.2%
Communication Services — 0.1%
Grindr *	1,260	17,061

Information Technology — 0.1%
Kulicke & Soffa Industries	290	13,212

TOTAL SINGAPORE		30,273

SWEDEN — 0.1%
Financials — 0.1%
SiriusPoint *	519	11,361
TOTAL SWEDEN		11,361

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SWITZERLAND — 0.2%
Consumer Discretionary — 0.2%
Garrett Motion	1,330	$23,182
TOTAL SWITZERLAND		23,182

UNITED KINGDOM — 0.5%
Energy — 0.2%
TechnipFMC	506	22,547

Financials — 0.3%
Marex Group	1,072	41,122

TOTAL UNITED KINGDOM		63,669

UNITED STATES — 96.9%
Communication Services — 4.0%
Bandwidth, Cl A *	2,714	41,931
GCI Liberty, Cl C *	267	9,935
IAC *	687	26,862
IMAX *	1,844	68,154
Iridium Communications	989	17,189
Magnite *	4,844	78,618
Match Group	895	28,900
MediaAlpha, Cl A *	1,860	24,087
News	5,868	153,272
NIQ Global Intelligence *	952	15,698
ZoomInfo Technologies, Cl A *	3,123	31,761
		496,407
Consumer Discretionary — 13.9%
Adient *	1,540	29,522
ADT	698	5,633
American Public Education *	369	13,948
Aramark	1,941	71,545
AutoNation *	318	65,661
BJ’s Restaurants *	521	20,527
BorgWarner	1,464	65,968
Boyd Gaming	535	45,603
Bright Horizons Family Solutions *	125	12,675
Brunswick	139	10,319
Carriage Services, Cl A	279	11,802
Churchill Downs	402	45,740
Dana	1,442	34,262
Etsy *	380	21,067
Frontdoor *	1,767	101,938
Gentherm *	560	20,367
Gold.com	604	20,566

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Hasbro	1,060	$86,920
La-Z-Boy, Cl Z	126	4,696
Lear	690	79,074
Life Time Group Holdings *	679	18,048
Lindblad Expeditions Holdings *	2,780	40,088
Lithia Motors, Cl A	86	28,580
Mattel *	5,541	109,933
MGM Resorts International *	958	34,957
Mohawk Industries *	137	14,974
Murphy USA	61	24,615
Peloton Interactive, Cl A *	13,054	80,413
Phinia	887	55,606
Ralph Lauren, Cl A	325	114,923
Red Rock Resorts, Cl A	160	9,912
Rocky Brands	222	6,511
Savers Value Village *	1,617	15,103
Sonic Automotive, Cl A	225	13,919
Tapestry	844	107,838
Taylor Morrison Home, Cl A *	110	6,476
Travel + Leisure	670	47,255
VF	954	17,248
Wayfair, Cl A *	1,165	116,978
Wolverine World Wide	970	17,606
Wyndham Hotels & Resorts	866	65,435
Wynn Resorts	54	6,498
Xponential Fitness, Cl A *	1,637	13,473
Zumiez *	47	1,224
		1,735,446
Consumer Staples — 4.8%
BJ’s Wholesale Club Holdings *	142	12,784
Central Garden & Pet, Cl A *	652	19,032
Chefs’ Warehouse *	690	43,008
Coca-Cola Consolidated	372	57,027
Darling Ingredients *	754	27,144
Dole	1,997	29,935
Ingles Markets, Cl A	310	21,250
Ingredion	654	72,110
Natural Grocers by Vitamin Cottage	1,899	47,570
Pilgrim’s Pride	209	8,149
Reynolds Consumer Products	253	5,799
Seneca Foods, Cl A *	130	14,382
Smithfield Foods	752	16,792
Turning Point Brands	837	90,731
Universal	324	17,091

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
US Foods Holding *	1,515	$114,110
		596,914
Energy — 0.6%
Antero Resources *	211	7,271
Gulfport Energy *	49	10,192
Oceaneering International *	632	15,187
Range Resources	324	11,424
Tidewater *	397	20,052
World Kinect	437	10,239
		74,365
Financials — 8.6%
Acadian Asset Management	225	10,575
Affiliated Managers Group	330	95,132
Ameris Bancorp	398	29,559
Assurant	281	67,679
Axis Capital Holdings	1,305	139,752
Banner	38	2,381
Cathay General Bancorp	95	4,597
Community Trust Bancorp	36	2,034
Donnelley Financial Solutions *	721	33,663
Enova International *	310	48,732
Enterprise Financial Services	159	8,586
First Financial	114	6,888
First Financial Bancorp	326	8,157
First Merchants	243	9,108
FirstCash Holdings	226	36,020
Globe Life	216	30,210
Hanover Insurance Group	188	34,361
Home BancShares	318	8,834
International Bancshares	298	19,799
Mercury General	628	59,070
Morningstar	272	59,108
NewtekOne	647	7,343
Old Second Bancorp	227	4,426
OneMain Holdings, Cl A	905	61,133
Origin Bancorp	248	9,327
Palomar Holdings *	203	27,356
Primerica	58	14,985
QCR Holdings	106	8,830
Regional Management	75	2,906
Reinsurance Group of America, Cl A	182	37,030
Selective Insurance Group	601	50,286
Texas Capital Bancshares *	568	51,427
United Fire Group	233	8,470

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Universal Insurance Holdings	308	$10,410
Univest Financial	102	3,339
Voya Financial	242	18,027
Webster Financial	653	41,100
		1,070,640
Health Care — 11.1%
Amneal Pharmaceuticals *	7,717	97,234
AtriCure *	963	38,096
Aveanna Healthcare Holdings *	2,134	17,435
BrightSpring Health Services *	1,839	68,871
CONMED	178	7,227
Definitive Healthcare, Cl A *	2,846	8,168
Elanco Animal Health *	5,110	115,639
Encompass Health	1,422	150,931
Enhabit *	468	4,315
HealthEquity *	603	55,241
ICU Medical *	341	48,650
Innoviva *	1,559	31,164
LifeStance Health Group *	10,147	71,435
LivaNova *	1,301	80,051
Masimo *	104	13,526
Mesa Laboratories	279	21,902
NeoGenomics *	1,790	21,050
OptimizeRx *	1,300	15,938
Option Care Health *	2,873	91,534
QIAGEN	841	37,820
Sotera Health *	2,108	37,185
Tactile Systems Technology *	1,817	52,693
Teladoc Health *	16,220	113,540
Universal Health Services, Cl B	152	33,139
Waystar Holding *	3,052	99,953
Xeris Biopharma Holdings *	6,813	53,482
		1,386,219
Industrials — 20.2%
AECOM	576	54,910
Allegiant Travel *	551	46,984
Allison Transmission Holdings	393	38,475
API Group *	2,066	79,045
Applied Industrial Technologies	46	11,811
ATI *	985	113,039
Atmus Filtration Technologies	834	43,293
AZZ	492	52,733
Brink’s	695	81,127
BWX Technologies	429	74,148

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Carpenter Technology	84	$26,447
Centuri Holdings *	248	6,262
CRA International	33	6,623
Crane	182	33,566
Curtiss-Wright	95	52,371
Douglas Dynamics	360	11,754
Dycom Industries *	175	59,132
EnerSys	911	133,689
Everus Construction Group *	185	15,829
Flowserve	1,223	84,852
FTI Consulting *	232	39,633
Gates Industrial *	2,170	46,590
Generac Holdings *	549	74,867
Genpact	1,615	75,550
Great Lakes Dredge & Dock *	639	8,384
GXO Logistics *	1,141	60,062
Hillman Solutions *	2,584	22,377
IBEX Holdings *	391	14,928
ICF International	136	11,601
Interface, Cl A	731	20,409
ITT	123	21,342
KBR	817	32,843
Lincoln Electric Holdings	36	8,627
MasTec *	396	86,078
Maximus	354	30,557
Moog, Cl A	262	63,810
Mueller Water Products, Cl A	2,904	69,173
nVent Electric	305	31,101
Openlane *	405	12,061
Orion Group Holdings *	561	5,576
Pentair	1,173	122,156
Pitney Bowes	2,892	30,568
Primoris Services	434	53,877
RBC Bearings *	2	897
Ryder System	99	18,948
Science Applications International	91	9,160
SkyWest *	804	80,730
StandardAero *	3,784	108,525
Tetra Tech	1,201	40,282
Textron	887	77,320
Tutor Perini	281	18,833
Valmont Industries	100	40,232
Verra Mobility, Cl A *	1,665	37,313
Werner Enterprises	403	12,094
Willdan Group *	635	65,824

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Woodward	125	$37,790
Xometry, Cl A *	228	13,559
		2,529,767
Information Technology — 24.1%
ACI Worldwide *	1,936	92,560
ADTRAN Holdings *	296	2,572
Ambarella *	443	31,382
Appian, Cl A *	1,936	68,573
Arlo Technologies *	3,041	42,544
Asana, Cl A *	7,741	106,129
Belden	256	29,837
Benchmark Electronics	262	11,203
Blend Labs, Cl A *	3,879	11,792
Ciena *	418	97,758
Coherent *	732	135,105
Commerce.com *	7,673	31,613
DigitalOcean Holdings *	2,883	138,730
Domo, Cl B *	1,147	9,669
Dynatrace *	1,252	54,262
Elastic *	1,575	118,818
Extreme Networks *	271	4,512
Five9 *	713	14,296
Flex *	1,322	79,875
Freshworks, Cl A *	1,482	18,155
Gen Digital	4,103	111,560
Guidewire Software *	220	44,222
Harmonic *	1,375	13,599
Inseego *	1,164	11,954
Itron *	89	8,265
Jabil	580	132,252
Littelfuse	102	25,798
MACOM Technology Solutions Holdings *	207	35,455
Manhattan Associates *	246	42,634
Mirion Technologies, Cl A *	810	18,970
MKS	492	78,622
N-able *	2,154	16,112
Nutanix, Cl A *	1,393	72,004
Onto Innovation *	717	113,186
Ooma *	784	9,196
PagerDuty *	3,512	46,042
Pegasystems	505	30,159
Penguin Solutions *	1,065	20,831
Photronics *	507	16,224
Plexus *	194	28,518

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Man Buyout Beta Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Porch Group *	6,363	$58,094
Pure Storage, Cl A *	1,161	77,799
Q2 Holdings *	1,589	114,662
Rambus *	757	69,561
Rapid7 *	1,440	21,888
RingCentral, Cl A *	2,400	69,312
SkyWater Technology *	3,477	63,142
Sprinklr, Cl A *	3,621	28,171
Sprout Social, Cl A *	393	4,429
TD SYNNEX	141	21,182
Tenable Holdings *	1,848	43,483
TTM Technologies *	1,433	98,877
UiPath, Cl A *	6,466	105,978
Unity Software *	2,207	97,483
Universal Display	483	56,405
Viavi Solutions *	881	15,699
Weave Communications *	2,239	16,994
Workiva, Cl A *	328	28,290
Xperi *	3,617	21,196
Yext *	3,442	27,743
		3,015,376
Materials — 7.5%
Albemarle	263	37,199
Alcoa	975	51,812
AptarGroup	317	38,661
Aspen Aerogels *	3,005	8,504
Avery Dennison	248	45,106
Avient	1,516	47,360
Axalta Coating Systems *	2,305	74,475
Commercial Metals	362	25,058
Compass Minerals International *	1,832	35,981
Constellium, Cl A *	1,246	23,487
Contango ORE *	1,229	32,458
Eagle Materials	108	22,321
Hecla Mining	5,842	112,108
Kaiser Aluminum	522	59,957
Knife River *	567	39,888
Materion	542	67,381
Minerals Technologies	641	39,069
NewMarket	58	39,861
Scotts Miracle-Gro	1,287	75,096
Sensient Technologies	730	68,584
		944,366

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Man Buyout Beta Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities — 2.1%
Avista	265	$10,213
Black Hills	559	38,806
Clearway Energy, Cl C	510	16,963
National Fuel Gas	98	7,846
NiSource	610	25,474
Northwestern Energy Group	386	24,912
NRG Energy	139	22,134
OGE Energy	1,489	63,580
Southwest Gas Holdings	539	43,131
Spire	111	9,180
Unitil	66	3,197
		265,436
TOTAL UNITED STATES		12,114,936

TOTAL COMMON STOCK (Cost $11,124,897)		12,505,886

TOTAL INVESTMENTS — 100.0% (Cost $11,124,897)		12,505,886
OTHER ASSETS LESS LIABILITIES – 0.0%		1,316
NET ASSETS - 100%		$12,507,202

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-047-0300

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Global Humanoid Embodied Intel Index ETF

	Shares	Value
COMMON STOCK — 99.7% ‡
AUSTRALIA — 2.0%
Materials — 2.0%
Lynas Rare Earths *	221,172	$1,834,755
TOTAL AUSTRALIA		1,834,755

BELGIUM — 2.0%
Information Technology — 2.0%
Melexis	27,694	1,870,205
TOTAL BELGIUM		1,870,205

CANADA — 2.0%
Consumer Discretionary — 2.0%
Magna International	34,750	1,854,939
TOTAL CANADA		1,854,939

CHINA — 32.0%
Consumer Discretionary — 10.0%
Ningbo Tuopu Group, Cl A	167,500	1,852,112
Shanghai Beite Technology Group, Cl A	269,400	1,858,796
Shuanglin, Cl A	319,840	1,815,495
XPeng, Cl A *	181,100	1,846,250
Zhejiang Shuanghuan Driveline, Cl A	276,000	1,874,678
		9,247,331
Industrials — 14.0%
Jiangsu Hengli Hydraulic, Cl A	115,500	1,818,724
Keli Sensing Technology Ningbo, Cl A	185,400	1,912,449
Leader Harmonious Drive Systems, Cl A	68,248	1,878,300
Shenzhen Inovance Technology, Cl A	170,500	1,840,094
Shenzhen Zhaowei Machinery & Electronic, Cl A	101,100	1,798,666
UBTech Robotics, Cl H *	112,100	1,819,006
Zhejiang Sanhua Intelligent Controls, Cl A	248,500	1,969,145
		13,036,384
Information Technology — 6.0%
China Leadshine Technology, Cl A	303,000	1,826,261
Horizon Robotics, Cl B *	1,666,800	1,854,498
RoboSense Technology *	393,300	1,849,397
		5,530,156
Materials — 2.0%
China Northern Rare Earth Group High-Tech, Cl A	283,800	1,875,208

TOTAL CHINA		29,689,079

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Global Humanoid Embodied Intel Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GERMANY — 4.0%
Consumer Discretionary — 2.0%
Schaeffler	188,777	$1,853,493

Information Technology — 2.0%
Infineon Technologies	42,476	1,882,202

TOTAL GERMANY		3,735,695

ISRAEL — 2.0%
Consumer Discretionary — 2.0%
Mobileye Global, Cl A *	175,714	1,834,454
TOTAL ISRAEL		1,834,454

JAPAN — 11.9%
Industrials — 8.0%
Harmonic Drive Systems	78,500	1,893,075
Nabtesco	76,900	1,838,791
Nidec	135,000	1,836,231
THK	71,500	1,827,812
		7,395,909
Information Technology — 3.9%
Keyence	5,000	1,808,032
Renesas Electronics	134,000	1,829,468
		3,637,500
TOTAL JAPAN		11,033,409

NETHERLANDS — 2.0%
Information Technology — 2.0%
NXP Semiconductors	8,474	1,839,367
TOTAL NETHERLANDS		1,839,367

SINGAPORE — 2.0%
Information Technology — 2.0%
STMicroelectronics	70,669	1,862,463
TOTAL SINGAPORE		1,862,463

SOUTH KOREA — 3.9%
Industrials — 3.9%
Doosan	3,362	1,822,722
Rainbow Robotics *	5,671	1,852,213
TOTAL SOUTH KOREA		3,674,935

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Global Humanoid Embodied Intel Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SWEDEN — 2.0%
Information Technology — 2.0%
Hexagon, Cl B	155,691	$1,849,282
TOTAL SWEDEN		1,849,282

SWITZERLAND — 2.0%
Information Technology — 2.0%
TE Connectivity	8,093	1,841,238
TOTAL SWITZERLAND		1,841,238

TAIWAN — 2.0%
Industrials — 2.0%
Hiwin Technologies	300,000	1,852,294
TOTAL TAIWAN		1,852,294

UNITED STATES — 29.9%
Consumer Discretionary — 4.0%
Aptiv *	24,243	1,844,650
Tesla *	4,103	1,845,201
		3,689,851
Industrials — 8.0%
Moog, Cl A	7,572	1,844,160
RBC Bearings *	4,117	1,846,186
Regal Rexnord	13,093	1,837,210
Sensata Technologies Holding	56,444	1,879,021
		7,406,577
Information Technology — 15.9%
Amphenol, Cl A	13,689	1,849,931
Analog Devices	6,784	1,839,821
Credo Technology Group Holding *	12,884	1,853,879
Jabil	8,050	1,835,561
Novanta *	15,425	1,835,421
NVIDIA	9,941	1,853,997
Teledyne Technologies *	3,599	1,838,117
Texas Instruments	10,627	1,843,678
		14,750,405

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Global Humanoid Embodied Intel Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 2.0%
MP Materials *	36,961	$1,867,270

TOTAL UNITED STATES		27,714,103

TOTAL COMMON STOCK (Cost $84,117,600)		92,486,218

TOTAL INVESTMENTS — 99.7% (Cost $84,117,600)		92,486,218
OTHER ASSETS LESS LIABILITIES – 0.3%		248,634
NET ASSETS - 100%		$92,734,852

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-048-0200

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Wahed Alternative Income Index ETF

	Shares	Value
COMMON STOCK — 103.0% ‡
UNITED STATES — 103.0%
Communication Services — 3.4%
Trade Desk, Cl A *	32,700	$1,241,292

Consumer Discretionary — 25.8%
Amazon.com *	7,300	1,684,986
AutoZone *	400	1,356,600
DoorDash, Cl A *	6,100	1,381,528
Lululemon Athletica *	9,300	1,932,633
O’Reilly Automotive *	15,700	1,431,997
Tesla *	3,600	1,618,992
		9,406,736
Financials — 2.4%
Fiserv *	13,200	886,644

Health Care — 9.7%
Boston Scientific *	15,900	1,516,065
Intuitive Surgical *	3,600	2,038,896
		3,554,961
Industrials — 3.9%
Uber Technologies *	17,600	1,438,096

Information Technology — 57.8%
Adobe *	5,100	1,784,949
Advanced Micro Devices *	6,900	1,477,704
Arista Networks *	11,200	1,467,536
Autodesk *	5,600	1,657,656
Cadence Design Systems *	5,400	1,687,932
Crowdstrike Holdings, Cl A *	3,300	1,546,908
Fair Isaac *	800	1,352,496
First Solar *	6,700	1,750,241
Fortinet *	19,200	1,524,672
Palo Alto Networks *	7,700	1,418,340
ServiceNow *	9,300	1,424,667
Super Micro Computer *	31,000	907,370
Synopsys *	3,500	1,644,020
Workday, Cl A *	6,800	1,460,504
		21,104,995
TOTAL UNITED STATES		37,632,724

TOTAL COMMON STOCK (Cost $37,677,002)		37,632,724

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Wahed Alternative Income Index ETF (continued)

Value
PURCHASED OPTIONS (A) — 4.6%
TOTAL PURCHASED OPTIONS (Cost $2,149,876)	$1,656,623

TOTAL INVESTMENTS — 107.6% (Cost $39,826,878)	39,289,347
OTHER ASSETS LESS LIABILITIES – (7.6)%	(2,763,124)
NET ASSETS - 100%	$36,526,223

WRITTEN OPTIONS (A) — (5.0)% (Premiums Received $(2,533,987))	$(1,825,362)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Refer to option table below.

A list of open option contracts held by the Fund at December 31, 2025 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 4.6%
Put Options
Adidas AG	3	$88,803	$297.00	04/17/26	$4,887
Adidas AG	2	59,202	310.00	01/16/26	2,869
Adidas AG	6	177,606	300.00	01/16/26	4,209
Adidas AG	21	621,621	296.00	01/16/26	10,265
Adidas AG	2	59,202	293.00	01/16/26	728
Adidas AG	22	651,222	291.00	01/16/26	6,516
Adobe Inc.	2	69,998	324.00	01/16/26	149
Adobe Inc.	19	664,981	319.00	01/16/26	1,034
Adobe Inc.	2	69,998	351.00	04/17/26	4,550
Adobe Inc.	2	69,998	346.00	01/16/26	955
Adobe Inc.	4	139,996	334.00	01/16/26	667
Adobe Inc.	2	69,998	332.00	01/16/26	280
Adobe Inc.	20	699,980	321.00	01/16/26	1,227
Advanced Micro Devices Inc.	2	42,832	249.00	01/16/26	6,986
Advanced Micro Devices Inc.	4	85,664	253.00	01/16/26	15,502
Advanced Micro Devices Inc.	30	642,480	200.00	01/16/26	8,000
Advanced Micro Devices Inc.	29	621,064	215.00	01/16/26	64,496
Advanced Micro Devices Inc.	2	42,832	208.00	01/16/26	1,000
Advanced Micro Devices Inc.	2	42,832	216.00	01/16/26	1,724
Amazon.com Inc.	30	692,460	230.00	01/16/26	12,245
Amazon.com Inc.	2	46,164	232.00	04/17/26	2,960

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS (continued)
Amazon.com Inc.	4	$92,328	$250.00	01/16/26	$7,573
Amazon.com Inc.	4	92,328	235.00	01/16/26	2,673
Amazon.com Inc.	30	692,460	226.00	01/16/26	7,797
Amazon.com Inc.	3	69,246	222.00	01/16/26	476
Ansys Inc.	44	576,532	121.00	01/16/26	4,629
Ansys Inc.	4	52,412	132.00	04/17/26	5,432
Ansys Inc.	3	39,309	133.00	01/16/26	1,524
Ansys Inc.	4	52,412	127.00	01/16/26	975
Ansys Inc.	5	65,515	126.00	01/16/26	1,065
Ansys Inc.	44	576,532	125.00	01/16/26	8,176
Ansys Inc.	8	104,824	155.00	01/16/26	19,006
AutoZone Inc.	2	678,300	3,855.00	01/16/26	90,691
AutoZone Inc.	2	678,300	3,945.00	01/16/26	108,592
Boston Scientific Corp.	10	95,350	99.00	01/16/26	3,946
Boston Scientific Corp.	6	57,210	100.00	01/16/26	2,859
Boston Scientific Corp.	5	47,675	104.00	01/16/26	4,227
Boston Scientific Corp.	65	619,775	98.00	01/16/26	20,770
Boston Scientific Corp.	63	600,705	101.00	01/16/26	35,529
Boston Scientific Corp.	5	47,675	96.00	04/17/26	2,660
Boston Scientific Corp.	5	47,675	92.00	01/16/26	304
Canadian National Railway Co.	2	62,516	320.00	01/16/26	2,203
Canadian National Railway Co.	6	187,548	333.00	01/16/26	12,689
Canadian National Railway Co.	2	62,516	318.00	01/16/26	1,950
Canadian National Railway Co.	2	62,516	317.00	01/16/26	1,832
Canadian National Railway Co.	20	625,160	304.00	01/16/26	7,437
Canadian National Railway Co.	20	625,160	303.00	01/16/26	6,916
Canadian National Railway Co.	2	62,516	314.00	04/17/26	4,472
Crown Castle Inc.	2	93,752	487.00	01/16/26	4,481
Crown Castle Inc.	1	46,876	542.00	01/16/26	7,220
Crown Castle Inc.	2	93,752	516.00	01/16/26	9,429
Crown Castle Inc.	2	93,752	472.00	04/17/26	7,512
Crown Castle Inc.	12	562,512	511.00	01/16/26	51,020
Crown Castle Inc.	12	562,512	506.00	01/16/26	45,597
Crown Castle Inc.	2	93,752	538.00	01/16/26	13,656
Dassault Systèmes SE	2	45,296	227.00	04/17/26	4,022
Dassault Systèmes SE	2	45,296	228.00	01/16/26	1,416
Dassault Systèmes SE	2	45,296	212.00	01/16/26	381
Dassault Systèmes SE	2	45,296	207.00	01/16/26	236
Dassault Systèmes SE	24	543,552	193.00	01/16/26	861

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS (continued)
Dassault Systèmes SE	25	$566,200	$187.00	01/16/26	$580
Dassault Systèmes SE	4	90,592	243.00	01/16/26	6,989
Fidelity National Information Services	107	718,719	61.00	01/16/26	2,182
Fidelity National Information Services	4	26,868	63.00	01/16/26	148
Fidelity National Information Services	5	33,585	68.00	01/16/26	927
Fidelity National Information Services	4	26,868	68.00	04/17/26	2,652
Fidelity National Information Services	12	80,604	64.00	01/16/26	608
First Solar Inc.	2	52,246	255.00	01/16/26	1,272
First Solar Inc.	2	52,246	254.00	01/16/26	1,199
First Solar Inc.	27	705,321	258.00	01/16/26	20,390
First Solar Inc.	28	731,444	259.00	01/16/26	22,366
First Solar Inc.	2	52,246	262.00	04/17/26	5,478
First Solar Inc.	4	104,492	267.00	01/16/26	4,869
First Solar Inc.	2	52,246	265.00	01/16/26	2,202
Fiserv Inc.	4	676,248	1,804.00	01/16/26	48,230
Fiserv Inc.	4	676,248	1,763.00	01/16/26	35,309
Fortinet Inc.	12	95,292	82.00	01/16/26	3,687
Fortinet Inc.	6	47,646	83.00	01/16/26	2,311
Fortinet Inc.	14	111,174	85.00	01/16/26	7,839
Fortinet Inc.	6	47,646	80.00	04/17/26	3,588
Fortinet Inc.	75	595,575	81.00	01/16/26	17,890
Fortinet Inc.	79	627,339	79.00	01/16/26	10,599
Israel Chemicals Ltd.	2	113,272	536.00	01/16/26	1,235
Israel Chemicals Ltd.	1	56,636	548.00	01/16/26	919
Israel Chemicals Ltd.	2	113,272	557.00	01/16/26	2,439
Israel Chemicals Ltd.	2	113,272	571.00	04/17/26	7,374
Israel Chemicals Ltd.	16	906,176	567.00	01/16/26	26,254
Israel Chemicals Ltd.	13	736,268	576.00	01/16/26	27,353
Lululemon Athletica Inc.	3	62,343	209.00	04/17/26	5,724
Lululemon Athletica Inc.	3	62,343	205.00	01/16/26	1,616
Lululemon Athletica Inc.	3	62,343	183.00	01/16/26	194
Lululemon Athletica Inc.	37	768,897	176.00	01/16/26	1,167
Lululemon Athletica Inc.	41	852,021	171.00	01/16/26	808
Lululemon Athletica Inc.	6	124,686	162.00	01/16/26	57
Oracle Corp.	5	45,605	100.00	01/16/26	4,364
Oracle Corp.	5	45,605	91.00	04/17/26	2,155
Oracle Corp.	62	565,502	101.00	01/16/26	60,167
Oracle Corp.	70	638,470	99.00	01/16/26	54,321
Oracle Corp.	5	45,605	94.00	01/16/26	1,640
Oracle Corp.	10	91,210	92.00	01/16/26	1,951
Palo Alto Networks Inc.	4	73,680	187.00	01/16/26	2,095

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS (continued)
Palo Alto Networks Inc.	4	$73,680	$214.00	01/16/26	$11,745
Palo Alto Networks Inc.	3	55,260	186.00	04/17/26	3,837
Palo Alto Networks Inc.	31	571,020	184.00	01/16/26	11,257
Palo Alto Networks Inc.	31	571,020	185.00	01/16/26	12,772
Palo Alto Networks Inc.	2	36,840	206.00	01/16/26	4,292
Palo Alto Networks Inc.	2	36,840	191.00	01/16/26	1,595
Samsung Electronics Co Ltd.	10	29,270	31.00	01/16/26	2,376
Samsung Electronics Co Ltd.	10	29,270	34.00	01/16/26	4,883
Samsung Electronics Co Ltd.	20	58,540	48.00	01/16/26	37,299
Samsung Electronics Co Ltd.	122	357,094	33.00	01/16/26	48,591
Samsung Electronics Co Ltd.	129	377,583	32.00	01/16/26	40,494
Samsung Electronics Co Ltd.	9	26,343	36.00	01/16/26	6,099
Samsung Electronics Co Ltd.	10	29,270	29.00	04/17/26	4,090
ServiceNow Inc.	3	45,957	154.00	04/17/26	3,297
ServiceNow Inc.	5	76,595	170.60	01/16/26	8,629
ServiceNow Inc.	10	153,190	177.60	01/16/26	24,176
ServiceNow Inc.	40	612,760	165.40	01/16/26	48,846
ServiceNow Inc.	30	459,570	162.20	01/16/26	27,801
ServiceNow Inc.	5	76,595	155.60	01/16/26	2,184
Snap Inc.	14	657,608	400.00	01/16/26	1,053
Snap Inc.	1	46,972	471.00	04/17/26	3,806
Snap Inc.	1	46,972	461.00	01/16/26	863
Snap Inc.	2	93,944	447.00	01/16/26	889
Snap Inc.	1	46,972	392.00	01/16/26	70
Snap Inc.	2	93,944	418.00	01/16/26	216
Snap Inc.	14	657,608	401.00	01/16/26	1,065
Tesla Inc.	14	629,608	418.00	01/16/26	5,938
Tesla Inc.	15	674,580	417.00	01/16/26	6,103
Tesla Inc.	2	89,944	409.00	01/16/26	583
Tesla Inc.	2	89,944	450.00	01/16/26	2,936
Tesla Inc.	1	44,972	453.00	04/17/26	4,680
Tesla Inc.	1	44,972	428.00	01/16/26	640
Tesla Inc.	1	44,972	480.00	01/16/26	3,460
The Trade Desk Inc.	11	41,756	36.00	01/16/26	591
The Trade Desk Inc.	11	41,756	40.00	01/16/26	2,862
The Trade Desk Inc.	1	3,796	41.00	01/16/26	339
The Trade Desk Inc.	10	37,960	42.00	01/16/26	4,246
The Trade Desk Inc.	11	41,756	38.00	04/17/26	5,280
The Trade Desk Inc.	263	998,348	39.00	01/16/26	50,246

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS (continued)
The Trade Desk Inc.	20	$75,920	$48.00	01/16/26	$19,933
Uber Technologies Inc.	70	571,970	83.00	01/16/26	17,413
Uber Technologies Inc.	71	580,141	84.00	01/16/26	22,275
Uber Technologies Inc.	12	98,052	93.00	01/16/26	13,439
Uber Technologies Inc.	6	49,026	81.00	01/16/26	881
Uber Technologies Inc.	6	49,026	88.00	01/16/26	3,851
Uber Technologies Inc.	5	40,855	92.00	01/16/26	5,111
Uber Technologies Inc.	6	49,026	82.00	04/17/26	3,492
Workday Inc.	4	85,912	233.00	01/16/26	7,247
Workday Inc.	28	601,384	227.00	01/16/26	35,437
Workday Inc.	2	42,956	211.00	01/16/26	554
Workday Inc.	2	42,956	216.00	01/16/26	975
Workday Inc.	3	64,434	231.00	01/16/26	4,870
Workday Inc.	27	579,906	234.00	01/16/26	51,513
Workday Inc.	2	42,956	215.00	04/17/26	2,872
Total Purchased Options		$37,632,724			1,656,623

WRITTEN OPTIONS — (5.0)%
Call Options
Adidas AG	(22)	$(651,222)	$291.00	01/16/26	$(19,403)
Adidas AG	(2)	(59,202)	293.00	01/16/26	(1,500)
Adidas AG	(21)	(621,621)	296.00	01/16/26	(12,089)
Adidas AG	(6)	(177,606)	300.00	01/16/26	(2,335)
Adidas AG	(2)	(59,202)	310.00	01/16/26	(248)
Adidas AG	(3)	(88,803)	297.00	04/17/26	(5,733)
Adobe Inc.	(19)	(664,981)	319.00	01/16/26	(61,105)
Adobe Inc.	(20)	(699,980)	321.00	01/16/26	(60,468)
Adobe Inc.	(2)	(69,998)	332.00	01/16/26	(4,008)
Adobe Inc.	(4)	(139,996)	334.00	01/16/26	(7,326)
Adobe Inc.	(2)	(69,998)	346.00	01/16/26	(1,890)
Adobe Inc.	(2)	(69,998)	351.00	04/17/26	(5,208)
Adobe Inc.	(2)	(69,998)	324.00	01/16/26	(5,475)
Advanced Micro Devices Inc.	(2)	(42,832)	249.00	01/16/26	(128)
Advanced Micro Devices Inc.	(2)	(42,832)	216.00	01/16/26	(1,452)
Advanced Micro Devices Inc.	(4)	(85,664)	253.00	01/16/26	(189)
Advanced Micro Devices Inc.	(2)	(42,832)	208.00	01/16/26	(2,324)
Advanced Micro Devices Inc.	(30)	(642,480)	200.00	01/16/26	(51,820)
Advanced Micro Devices Inc.	(29)	(621,064)	215.00	01/16/26	(72,210)
Amazon.com Inc.	(3)	(69,246)	222.00	01/16/26	(3,272)
Amazon.com Inc.	(30)	(692,460)	226.00	01/16/26	(23,783)

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS (continued)
Amazon.com Inc.	(30)	$(692,460)	$230.00	01/16/26	$(16,256)
Amazon.com Inc.	(4)	(92,328)	235.00	01/16/26	(1,212)
Amazon.com Inc.	(4)	(92,328)	250.00	01/16/26	(125)
Amazon.com Inc.	(2)	(46,164)	232.00	04/17/26	(3,334)
Ansys Inc.	(4)	(52,412)	132.00	04/17/26	(5,728)
Ansys Inc.	(8)	(104,824)	155.00	01/16/26	(103)
Ansys Inc.	(3)	(39,309)	133.00	01/16/26	(1,022)
Ansys Inc.	(44)	(576,532)	125.00	01/16/26	(35,931)
Ansys Inc.	(5)	(65,515)	126.00	01/16/26	(3,720)
Ansys Inc.	(44)	(576,532)	121.00	01/16/26	(49,948)
Ansys Inc.	(4)	(52,412)	127.00	01/16/26	(2,700)
AutoZone Inc.	(2)	(678,300)	3,855.00	01/16/26	(89)
AutoZone Inc.	(2)	(678,300)	3,945.00	01/16/26	(28)
Boston Scientific Corp.	(63)	(600,705)	101.00	01/16/26	(1,885)
Boston Scientific Corp.	(5)	(47,675)	96.00	04/17/26	(3,045)
Boston Scientific Corp.	(6)	(57,210)	100.00	01/16/26	(254)
Boston Scientific Corp.	(5)	(47,675)	104.00	01/16/26	(61)
Boston Scientific Corp.	(65)	(619,775)	98.00	01/16/26	(5,517)
Boston Scientific Corp.	(5)	(47,675)	92.00	01/16/26	(2,124)
Boston Scientific Corp.	(10)	(95,350)	99.00	01/16/26	(601)
Canadian National Railway Co.	(20)	(625,160)	303.00	01/16/26	(27,737)
Canadian National Railway Co.	(6)	(187,548)	333.00	01/16/26	(974)
Canadian National Railway Co.	(2)	(62,516)	320.00	01/16/26	(892)
Canadian National Railway Co.	(2)	(62,516)	314.00	04/17/26	(5,016)
Canadian National Railway Co.	(2)	(62,516)	317.00	01/16/26	(1,119)
Canadian National Railway Co.	(20)	(625,160)	304.00	01/16/26	(26,262)
Canadian National Railway Co.	(2)	(62,516)	318.00	01/16/26	(1,039)
Crown Castle Inc.	(2)	(93,752)	487.00	01/16/26	(1,086)
Crown Castle Inc.	(12)	(562,512)	511.00	01/16/26	(1,911)
Crown Castle Inc.	(2)	(93,752)	516.00	01/16/26	(246)
Crown Castle Inc.	(2)	(93,752)	538.00	01/16/26	(82)
Crown Castle Inc.	(1)	(46,876)	542.00	01/16/26	(34)
Crown Castle Inc.	(2)	(93,752)	472.00	04/17/26	(8,400)
Crown Castle Inc.	(12)	(562,512)	506.00	01/16/26	(2,474)
Dassault Systèmes SE	(2)	(45,296)	228.00	01/16/26	(1,220)
Dassault Systèmes SE	(2)	(45,296)	227.00	04/17/26	(4,582)
Dassault Systèmes SE	(4)	(90,592)	243.00	01/16/26	(609)
Dassault Systèmes SE	(2)	(45,296)	212.00	01/16/26	(3,378)
Dassault Systèmes SE	(24)	(543,552)	193.00	01/16/26	(82,331)

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS (continued)
Dassault Systèmes SE	(25)	$(566,200)	$187.00	01/16/26	$(100,413)
Dassault Systèmes SE	(2)	(45,296)	207.00	01/16/26	(4,231)
Fidelity National Information Services	(107)	(718,719)	61.00	01/16/26	(72,207)
Fidelity National Information Services	(4)	(26,868)	63.00	01/16/26	(1,967)
Fidelity National Information Services	(12)	(80,604)	64.00	01/16/26	(4,869)
Fidelity National Information Services	(5)	(33,585)	68.00	01/16/26	(707)
Fidelity National Information Services	(4)	(26,868)	68.00	04/17/26	(2,712)
First Solar Inc.	(2)	(52,246)	262.00	04/17/26	(5,924)
First Solar Inc.	(4)	(104,492)	267.00	01/16/26	(2,895)
First Solar Inc.	(2)	(52,246)	265.00	01/16/26	(1,615)
First Solar Inc.	(2)	(52,246)	255.00	01/16/26	(2,680)
First Solar Inc.	(27)	(705,321)	258.00	01/16/26	(31,317)
First Solar Inc.	(2)	(52,246)	254.00	01/16/26	(2,807)
First Solar Inc.	(28)	(731,444)	259.00	01/16/26	(30,904)
Fiserv Inc.	(4)	(676,248)	1,763.00	01/16/26	(8,355)
Fiserv Inc.	(4)	(676,248)	1,804.00	01/16/26	(4,911)
Fortinet Inc.	(14)	(111,174)	85.00	01/16/26	(287)
Fortinet Inc.	(6)	(47,646)	80.00	04/17/26	(3,840)
Fortinet Inc.	(6)	(47,646)	83.00	01/16/26	(272)
Fortinet Inc.	(75)	(595,575)	81.00	01/16/26	(7,374)
Fortinet Inc.	(12)	(95,292)	82.00	01/16/26	(807)
Fortinet Inc.	(79)	(627,339)	79.00	01/16/26	(15,289)
Israel Chemicals Ltd.	(2)	(113,272)	536.00	01/16/26	(7,749)
Israel Chemicals Ltd.	(1)	(56,636)	548.00	01/16/26	(2,978)
Israel Chemicals Ltd.	(2)	(113,272)	557.00	01/16/26	(4,763)
Israel Chemicals Ltd.	(16)	(906,176)	567.00	01/16/26	(28,876)
Israel Chemicals Ltd.	(13)	(736,268)	576.00	01/16/26	(17,808)
Israel Chemicals Ltd.	(2)	(113,272)	571.00	04/17/26	(8,348)
Lululemon Athletica Inc.	(6)	(124,686)	162.00	01/16/26	(27,815)
Lululemon Athletica Inc.	(41)	(852,021)	171.00	01/16/26	(153,670)
Lululemon Athletica Inc.	(37)	(768,897)	176.00	01/16/26	(120,655)
Lululemon Athletica Inc.	(3)	(62,343)	183.00	01/16/26	(7,787)
Lululemon Athletica Inc.	(3)	(62,343)	205.00	01/16/26	(2,623)
Lululemon Athletica Inc.	(3)	(62,343)	209.00	04/17/26	(6,219)
Oracle Corp.	(5)	(45,605)	91.00	04/17/26	(2,870)
Oracle Corp.	(5)	(45,605)	100.00	01/16/26	(49)
Oracle Corp.	(62)	(565,502)	101.00	01/16/26	(469)
Oracle Corp.	(5)	(45,605)	94.00	01/16/26	(318)
Oracle Corp.	(70)	(638,470)	99.00	01/16/26	(889)
Oracle Corp.	(10)	(91,210)	92.00	01/16/26	(1,303)
Palo Alto Networks Inc.	(4)	(73,680)	214.00	01/16/26	(24)

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Wahed Alternative Income Index ETF (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS (continued)
Palo Alto Networks Inc.	(2)	$(36,840)	$206.00	01/16/26	$(29)
Palo Alto Networks Inc.	(2)	(36,840)	191.00	01/16/26	(325)
Palo Alto Networks Inc.	(3)	(55,260)	186.00	04/17/26	(4,086)
Palo Alto Networks Inc.	(31)	(571,020)	185.00	01/16/26	(11,651)
Palo Alto Networks Inc.	(31)	(571,020)	184.00	01/16/26	(13,229)
Palo Alto Networks Inc.	(4)	(73,680)	187.00	01/16/26	(1,152)
Samsung Electronics Co Ltd.	(10)	(29,270)	31.00	01/16/26	(712)
Samsung Electronics Co Ltd.	(129)	(377,583)	32.00	01/16/26	(6,153)
Samsung Electronics Co Ltd.	(122)	(357,094)	33.00	01/16/26	(3,939)
Samsung Electronics Co Ltd.	(10)	(29,270)	34.00	01/16/26	(225)
Samsung Electronics Co Ltd.	(9)	(26,343)	36.00	01/16/26	(111)
Samsung Electronics Co Ltd.	(20)	(58,540)	48.00	01/16/26	(42)
Samsung Electronics Co Ltd.	(10)	(29,270)	29.00	04/17/26	(4,450)
ServiceNow Inc.	(10)	(153,190)	177.60	01/16/26	(122)
ServiceNow Inc.	(3)	(45,957)	154.00	04/17/26	(3,645)
ServiceNow Inc.	(5)	(76,595)	170.60	01/16/26	(95)
ServiceNow Inc.	(5)	(76,595)	155.60	01/16/26	(1,133)
ServiceNow Inc.	(30)	(459,570)	162.20	01/16/26	(1,741)
ServiceNow Inc.	(40)	(612,760)	165.40	01/16/26	(1,326)
Snap Inc.	(1)	(46,972)	392.00	01/16/26	(7,936)
Snap Inc.	(14)	(657,608)	400.00	01/16/26	(100,005)
Snap Inc.	(14)	(657,608)	401.00	01/16/26	(98,620)
Snap Inc.	(2)	(93,944)	418.00	01/16/26	(10,760)
Snap Inc.	(2)	(93,944)	447.00	01/16/26	(5,645)
Snap Inc.	(1)	(46,972)	461.00	01/16/26	(1,844)
Snap Inc.	(1)	(46,972)	471.00	04/17/26	(4,388)
Tesla Inc.	(1)	(44,972)	480.00	01/16/26	(538)
Tesla Inc.	(2)	(89,944)	450.00	01/16/26	(3,081)
Tesla Inc.	(1)	(44,972)	428.00	01/16/26	(2,908)
Tesla Inc.	(1)	(44,972)	453.00	04/17/26	(4,951)
Tesla Inc.	(15)	(674,580)	417.00	01/16/26	(56,585)
Tesla Inc.	(2)	(89,944)	409.00	01/16/26	(8,911)
Tesla Inc.	(14)	(629,608)	418.00	01/16/26	(51,658)
The Trade Desk Inc.	(20)	(75,920)	48.00	01/16/26	(60)
The Trade Desk Inc.	(10)	(37,960)	42.00	01/16/26	(297)
The Trade Desk Inc.	(1)	(3,796)	41.00	01/16/26	(44)
The Trade Desk Inc.	(11)	(41,756)	38.00	04/17/26	(5,797)
The Trade Desk Inc.	(263)	(998,348)	39.00	01/16/26	(25,119)
The Trade Desk Inc.	(11)	(41,756)	36.00	01/16/26	(2,834)

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Wahed Alternative Income Index ETF (concluded)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS (continued)
The Trade Desk Inc.	(11)	$(41,756)	$40.00	01/16/26	$(713)
Uber Technologies Inc.	(6)	(49,026)	81.00	01/16/26	(1,404)
Uber Technologies Inc.	(70)	(571,970)	83.00	01/16/26	(9,540)
Uber Technologies Inc.	(71)	(580,141)	84.00	01/16/26	(7,205)
Uber Technologies Inc.	(6)	(49,026)	88.00	01/16/26	(182)
Uber Technologies Inc.	(5)	(40,855)	92.00	01/16/26	(58)
Uber Technologies Inc.	(12)	(98,052)	93.00	01/16/26	(114)
Uber Technologies Inc.	(6)	(49,026)	82.00	04/17/26	(3,900)
Workday Inc.	(4)	(85,912)	233.00	01/16/26	(158)
Workday Inc.	(3)	(64,434)	231.00	01/16/26	(151)
Workday Inc.	(27)	(579,906)	234.00	01/16/26	(965)
Workday Inc.	(2)	(42,956)	216.00	01/16/26	(823)
Workday Inc.	(2)	(42,956)	211.00	01/16/26	(1,400)
Workday Inc.	(28)	(601,384)	227.00	01/16/26	(2,575)
Workday Inc.	(2)	(42,956)	215.00	04/17/26	(3,390)
Total Written Options		$(37,632,724)			$(1,825,362)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-056-0100

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Dragon Capital Vietnam Growth Index ETF

	Shares	Value
COMMON STOCK — 75.1% ‡
VIETNAM — 75.1%
Consumer Discretionary — 0.6%
Hang Xanh Motors Service JSC	12,000	$4,745
Hoang Huy Investment Services JSC *	76,800	36,502
		41,247
Consumer Staples — 2.9%
DABACO Vietnam Group JSC *	82,800	85,161
Lix Detergent JSC	7,200	9,390
Nam Viet	47,400	46,319
Vinh Hoan	34,200	72,951
		213,821
Energy — 1.1%
Petrovietnam Transportation *	111,000	77,658

Financials — 43.5%
Bank for Foreign Trade of Vietnam JSC	133,200	291,217
Bank for Investment and Development of Vietnam JSC	93,600	138,442
Ho Chi Minh City Development Joint Stock Commercial Bank *	312,565	352,972
Nam A Commercial JSB *	540,000	293,612
Saigon - Hanoi Commercial Joint Stock Bank	461,400	286,840
Saigon Thuong Tin Commercial JSB *	156,600	345,354
Tien Phong Commercial Joint Stock Bank	222,000	144,342
Vietnam Export Import Commercial JSB *	262,800	212,838
Vietnam Prosperity JSC Bank	531,000	578,447
VIX Securities JSC *	307,200	262,814
VNDirect Securities	412,200	304,840
		3,211,718
Health Care — 1.1%
Binh Dinh Pharmaceutical & Medical Equipment JSC	42,000	77,932

Industrials — 8.9%
Becamex Infrastructure Development JSC	120,600	49,295
Gemadept	120,600	279,719
Ha Do Group JSC *	106,200	110,238
Hai An Transport & Stevedoring JSC	34,200	76,332
Sai Gon Cargo Service	14,400	28,143
Thien Long Group	14,390	27,193
Vietnam Container Shipping JSC	115,200	87,386
		658,306
Materials — 11.9%
Binh Duong Minerals & Construction JSC *	33,000	21,456
Dong Hai JSC of Bentre	28,200	35,759
Dong Phu Rubber JSC	9,600	13,871

Schedule of Investments (Unaudited) December 31, 2025

KraneShares Dragon Capital Vietnam Growth Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Duc Giang Chemicals JSC	81,600	$212,532
Hoa Phat Group JSC *	574,900	577,086
South Basic Chemicals JSC	15,000	15,571
Viet Nam Fumigation JSC	1,800	3,600
		879,875
Real Estate — 5.1%
An Gia Real Estate Investment & Development *	40,200	21,781
Vinhomes JSC *	75,600	356,441
		378,222
TOTAL VIETNAM		5,538,779

TOTAL COMMON STOCK (Cost $5,501,595)		5,538,779

EXCHANGE-TRADED FUND — 24.3%
Foreign Equity — 24.3%
VFMVN Diamond ETF *	1,228,800	1,789,469
TOTAL EXCHANGE-TRADED FUND (Cost $1,777,888)		1,789,469

TOTAL INVESTMENTS — 99.4% (Cost $7,279,483)		7,328,248
OTHER ASSETS LESS LIABILITIES – 0.6%		46,852
NET ASSETS - 100%		$7,375,100

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-055-0100

Schedules of Investments/Consolidated Schedule of Investments (Unaudited) December 31, 2025

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

AUD — Australian Dollar

BV — Business Value

BVI — Business Volume Indicator

CAD — Canadian Dollar

Cl — Class

ETF — Exchange-Traded Fund

FX — Foreign Exchange

GDR — Global Depositary Receipt

H15T5Y — United States Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PTY — Proprietary

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipts

SPX — Standard & Poor’s 500 Index

USD — United States Dollar

WTI — West Texas Intermediate